Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 9.5%
Abacus Group	1,385,342	$1,100,973
Abacus Storage King	1,708,406	1,406,692
Accent Group Ltd.(a)	1,253,549	1,937,592
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	1
AGL Energy Ltd.	1,942,980	13,340,520
Alpha HPA Ltd., NVS(c)	2,839,194	1,905,622
ALS Ltd.	1,548,442	14,294,263
Amotiv Ltd.	417,454	2,905,558
AMP Ltd.	8,345,152	7,795,568
Ansell Ltd.	463,569	9,426,558
ARB Corp. Ltd.	248,962	6,744,730
Arena REIT	1,122,263	2,951,190
Atlas Arteria Ltd.	3,444,258	11,025,843
AUB Group Ltd.	351,132	7,358,751
Audinate Group Ltd.(c)	241,268	1,470,322
Aurizon Holdings Ltd.	6,069,486	13,457,668
Aussie Broadband Ltd.(a)	746,554	1,782,834
Austal Ltd.(c)	1,037,465	2,240,119
Bank of Queensland Ltd.	2,157,750	9,229,362
Bapcor Ltd.	1,063,627	3,186,958
Beach Energy Ltd.	5,092,595	4,171,134
Bega Cheese Ltd.	836,378	2,818,989
Bellevue Gold Ltd.(c)	3,733,025	3,961,420
Bendigo & Adelaide Bank Ltd.	1,819,376	14,658,399
Boss Energy Ltd. (c)	1,310,629	2,914,639
Breville Group Ltd.	320,884	6,669,735
Brickworks Ltd.	242,036	4,299,780
BWP Trust	1,863,257	4,208,854
Capricorn Metals Ltd.(c)	1,031,451	4,154,148
Centuria Capital Group	2,079,094	2,511,278
Centuria Industrial REIT	1,689,020	3,373,650
Centuria Office REIT	1,235,686	968,422
Challenger Ltd.	1,646,238	6,520,001
Champion Iron Ltd.	1,232,030	4,728,617
Charter Hall Group	1,506,823	14,869,042
Charter Hall Long Wale REIT	2,059,477	5,246,299
Charter Hall Retail REIT	1,718,789	3,805,229
Charter Hall Social Infrastructure REIT	1,076,907	1,835,601
Clarity Pharmaceuticals Ltd.(c)	796,022	3,542,953
Cleanaway Waste Management Ltd.	6,670,457	11,942,728
Clinuvel Pharmaceuticals Ltd.(a)	126,113	1,174,249
Codan Ltd./Australia	313,058	3,239,002
Collins Foods Ltd.	354,001	1,932,695
Coronado Global Resources Inc.(d)	2,666,985	1,776,601
Corporate Travel Management Ltd.	394,570	3,196,398
Credit Corp. Group Ltd.	214,275	2,421,033
Cromwell Property Group	4,603,121	1,253,269
Data#3 Ltd.	442,222	2,118,559
De Grey Mining Ltd.(c)	6,097,202	6,069,608
Deep Yellow Ltd.(c)	2,944,567	2,612,264
Deterra Royalties Ltd.	1,347,416	3,259,814
Dexus Industria REIT	720,022	1,273,482
Dicker Data Ltd.	253,909	1,433,464
Domain Holdings Australia Ltd.	795,750	1,568,429
Domino's Pizza Enterprises Ltd.	219,883	4,812,259
Downer EDI Ltd.	2,030,667	7,440,453
DroneShield Ltd.(a)(c)	3,689,948	2,284,394
Eagers Automotive Ltd.	492,342	3,572,133
Elders Ltd.	504,007	2,811,378
Emerald Resources NL(c)	1,688,138	4,636,573
Security	Shares	Value
Australia (continued)
Evolution Mining Ltd.	6,378,575	$21,869,260
EVT Ltd.	293,278	2,094,061
Firefinch Ltd., NVS(b)	4,681,624	308,098
FleetPartners Group Ltd., NVS(c)	789,620	1,513,512
Flight Centre Travel Group Ltd.	593,999	6,212,665
G8 Education Ltd.	2,332,234	2,056,690
Genesis Minerals Ltd.(a)(c)	3,208,941	5,123,855
Gold Road Resources Ltd.	3,431,407	4,475,490
GrainCorp Ltd., Class A	677,298	4,002,145
Growthpoint Properties Australia Ltd.	940,059	1,626,441
Hansen Technologies Ltd.	536,975	1,753,532
Harvey Norman Holdings Ltd.	1,754,769	5,262,705
Healius Ltd.(a)(c)	2,098,773	2,270,455
HealthCo REIT(a)	1,432,579	1,081,071
Helia Group Ltd.	954,952	2,537,319
HMC Capital Ltd.	782,079	5,193,608
HomeCo Daily Needs REIT	5,328,501	4,225,936
HUB24 Ltd.	243,454	10,957,214
IDP Education Ltd.	852,603	7,762,047
IGO Ltd.	2,166,599	7,422,032
Iluka Resources Ltd.	1,364,479	5,244,005
Imdex Ltd.(a)	1,625,953	2,762,218
Incitec Pivot Ltd.	6,223,937	12,278,067
Ingenia Communities Group	1,198,419	3,779,843
Inghams Group Ltd.	1,169,406	2,198,059
Insignia Financial Ltd.	1,694,653	3,667,955
IPH Ltd.	709,029	2,494,791
IRESS Ltd.(c)	598,702	3,893,291
JB Hi-Fi Ltd.	349,155	18,736,443
Johns Lyng Group Ltd.	671,340	1,680,965
Judo Capital Holdings Ltd.(a)(c)	2,312,333	2,841,648
Jumbo Interactive Ltd.	165,327	1,395,083
Karoon Energy Ltd.	2,514,429	2,291,985
Kelsian Group Ltd.	563,132	1,441,756
Lendlease Corp. Ltd.	2,089,073	9,256,068
Leo Lithium Ltd.(b)(c)	4,370,759	1,089,435
Lifestyle Communities Ltd.(a)	341,757	1,926,396
Liontown Resources Ltd.(a)(c)	4,599,252	2,457,100
Lovisa Holdings Ltd.	193,945	3,768,555
Lynas Rare Earths Ltd.(a)(c)	2,818,223	14,005,891
MA Financial Group Ltd.(a)	331,905	1,393,682
Maas Group Holdings Ltd.(a)	335,733	1,031,933
Mader Group Ltd.(a)	207,311	828,138
Magellan Financial Group Ltd.	581,259	4,072,310
McMillan Shakespeare Ltd.	172,974	1,659,891
Megaport Ltd.(a)(c)	508,121	2,306,174
Mesoblast Ltd.(a)(c)	3,008,672	2,584,040
Metcash Ltd.	3,263,219	6,545,570
Monadelphous Group Ltd.	293,415	2,418,907
Nanosonics Ltd.(c)	797,824	1,663,814
National Storage REIT	4,206,772	6,920,967
Netwealth Group Ltd.	386,368	6,971,098
Neuren Pharmaceuticals Ltd., NVS(c)	372,139	2,995,128
New Hope Corp. Ltd.	1,651,241	5,272,087
NEXTDC Ltd.(c)	1,911,754	20,421,505
nib holdings Ltd.	1,547,980	5,859,640
Nick Scali Ltd.	238,113	2,189,364
Nickel Industries Ltd.	5,443,747	3,216,109
Nine Entertainment Co. Holdings Ltd.	4,227,166	3,252,322
NRW Holdings Ltd.	1,329,490	3,350,418
Nufarm Ltd./Australia	1,157,047	2,915,715
Nuix Ltd.(c)	692,942	3,499,646

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Objective Corp. Ltd.	102,021	$1,081,606
oOh!media Ltd.	1,595,545	1,294,101
Orora Ltd.	4,328,678	6,841,701
Paladin Energy Ltd.(a)(c)	907,242	5,972,921
Pepper Money Ltd./Australia(a)	601,125	565,708
Perenti Ltd.	2,530,820	1,944,314
Perpetual Ltd.	332,006	4,405,498
Perseus Mining Ltd.	4,359,123	8,149,975
PEXA Group Ltd.(c)	423,517	3,762,534
Pinnacle Investment Management Group Ltd.	442,380	5,810,345
PolyNovo Ltd.(c)	2,086,035	2,789,697
Premier Investments Ltd.	305,312	6,718,669
PWR Holdings Ltd.	264,447	1,577,900
Qube Holdings Ltd.	5,333,802	13,008,894
Ramelius Resources Ltd.	3,414,676	5,327,669
Redox Ltd./Australia, NVS	622,561	1,501,035
Region RE Ltd.	3,638,589	5,232,304
Regis Resources Ltd.(c)	2,393,160	4,215,556
Reliance Worldwide Corp. Ltd.	2,380,033	8,103,510
Resolute Mining Ltd.(c)	6,632,938	3,546,560
Rural Funds Group	1,189,638	1,457,795
Sandfire Resources Ltd.(c)	1,445,824	9,784,907
SG Fleet Group Ltd.	343,159	609,552
Sigma Healthcare Ltd.(a)	4,393,229	5,640,283
Silex Systems Ltd.(a)(c)	539,379	1,830,260
Sims Ltd.	526,773	4,377,477
SiteMinder Ltd.(c)	687,777	2,970,859
SmartGroup Corp. Ltd.	402,658	2,042,927
Spartan Resources Ltd/Australia(c)	2,552,370	2,653,131
Stanmore Resources Ltd.	1,136,531	2,332,057
Star Entertainment Group Ltd. (The)(a)(c)	7,749,203	1,208,090
Steadfast Group Ltd.	3,368,853	12,132,774
Super Retail Group Ltd.	503,028	4,769,964
Tabcorp Holdings Ltd.	7,219,681	2,214,701
Technology One Ltd.	930,043	14,823,016
Telix Pharmaceuticals Ltd.(c)	797,295	10,894,737
Temple & Webster Group Ltd.(c)	268,946	2,031,926
Vault Minerals Ltd.(c)	19,179,455	4,940,023
Ventia Services Group Pty. Ltd.	2,584,511	7,762,078
Viva Energy Group Ltd.(d)	3,572,523	6,145,730
Vulcan Steel Ltd.(a)	212,372	1,037,970
WA1 Resources Ltd., NVS(c)	132,299	1,165,655
Waypoint REIT Ltd.	2,138,176	3,483,702
WEB Travel Group Ltd.(a)(c)	1,173,927	3,082,932
West African Resources Ltd.(c)	3,428,172	4,115,496
Westgold Resources Ltd.	3,034,448	6,387,283
Whitehaven Coal Ltd.	2,526,920	11,301,355
Worley Ltd.	1,529,038	14,040,684
Yancoal Australia Ltd., NVS	1,259,607	5,390,041
Zip Co. Ltd.(a)(c)	3,822,695	7,452,294
		815,904,443
Austria — 1.0%
ams-OSRAM AG(c)	317,731	3,079,841
ANDRITZ AG	216,261	13,056,340
AT&S Austria Technologie & Systemtechnik AG(a)(c)	79,189	1,453,633
BAWAG Group AG(d)	240,016	18,603,540
CA Immobilien Anlagen AG(a)	117,835	2,850,612
DO & CO AG(c)	24,532	3,805,235
EVN AG	114,552	3,183,630
Immofinanz AG(c)	110,980	1,803,534
Lenzing AG(a)(c)	59,961	2,057,064
Oesterreichische Post AG	109,519	3,473,427
Security	Shares	Value
Austria (continued)
Palfinger AG	48,435	$1,076,485
Porr AG	69,680	1,101,655
Raiffeisen Bank International AG	419,073	7,507,138
Schoeller-Bleckmann Oilfield Equipment AG(a)	32,412	973,111
UNIQA Insurance Group AG	396,148	3,105,430
Vienna Insurance Group AG Wiener Versicherung Gruppe	120,394	3,843,048
Wienerberger AG	358,583	10,829,607
		81,803,330
Belgium — 1.3%
Ackermans & van Haaren NV	69,873	14,229,786
Aedifica SA	153,468	9,907,546
Barco NV	206,734	2,570,755
Bekaert SA	115,021	4,203,355
bpost SA	309,826	810,517
Cofinimmo SA	124,231	7,843,921
Colruyt Group NV(a)	123,153	5,746,869
Deme Group NV	24,426	3,734,452
Fagron	206,954	4,188,905
Galapagos NV(c)	149,502	3,991,179
KBC Ancora	124,292	6,308,797
Kinepolis Group NV(a)	42,881	1,808,207
Melexis NV	66,226	4,325,116
Montea NV	59,725	4,373,449
Ontex Group NV(a)(c)	201,474	1,695,207
Proximus SADP	433,348	3,153,494
Recticel SA(a)	128,092	1,682,337
Retail Estates NV	34,065	2,299,494
Shurgard Self Storage Ltd.	110,982	4,752,709
Solvay SA	237,012	9,642,627
Tessenderlo Group SA(a)	80,873	2,192,270
Umicore SA	649,924	7,824,680
VGP NV	42,749	3,595,159
Xior Student Housing NV	107,634	3,615,995
		114,496,826
China — 0.0%
OSL Group Ltd.(a)(c)	995,631	921,526
Denmark — 1.9%
ALK-Abello A/S(c)	419,325	9,818,660
Alm Brand A/S	2,719,356	5,294,199
Amagerbanken A/S(b)	130,550	—
Ambu A/S, Class B(c)	599,126	11,117,636
Bavarian Nordic A/S(c)	250,579	7,889,292
cBrain A/S	35,827	920,059
Chemometec A/S	49,649	2,915,048
D/S Norden A/S	67,168	2,320,196
DFDS A/S	102,962	2,354,751
FLSmidth & Co. A/S	137,956	7,222,128
GN Store Nord A/S(c)	434,583	8,543,675
H Lundbeck A/S	854,019	5,561,662
H Lundbeck A/S, Class A	182,104	950,651
ISS A/S(a)	504,884	9,758,212
Jyske Bank A/S, Registered	155,068	10,878,149
Matas A/S	107,798	1,930,389
Netcompany Group A/S(a)(c)(d)	143,841	6,865,433
Nilfisk Holding A/S(c)	44,300	744,174
NKT A/S(c)	170,463	15,982,096
NTG Nordic Transport Group A/S, Class A(c)	20,526	834,660
Per Aarsleff Holding A/S	54,800	3,232,343
Ringkjoebing Landbobank A/S	85,428	14,129,362
Royal Unibrew A/S	159,759	12,018,971

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Scandinavian Tobacco Group A/S, Class A(d)	164,322	$2,468,035
Schouw & Co. A/S	39,424	3,278,119
Spar Nord Bank A/S	221,035	4,260,661
Svitzer Group A/S, NVS(c)	45,227	1,570,934
Sydbank A/S	175,386	8,370,321
TORM PLC, Class A	166,651	4,379,192
		165,609,008
Finland — 1.2%
Cargotec OYJ, Class B	121,398	7,339,376
Citycon OYJ	284,396	1,101,314
Finnair OYJ(a)(c)	288,750	732,568
Harvia OYJ	48,008	2,379,197
Huhtamaki OYJ	312,461	12,246,829
Kalmar OYJ, Class B(c)	121,399	3,780,476
Kemira OYJ	347,052	7,368,913
Kempower OYJ(a)(c)	62,245	676,393
Kojamo OYJ(c)	433,717	4,269,765
Konecranes OYJ	214,911	14,836,452
Mandatum OYJ	1,468,943	6,783,420
Marimekko OYJ	90,244	1,254,522
Metsa Board OYJ, Class B	518,512	2,789,491
Musti Group OYJ(a)(c)	19,436	487,312
Nokian Renkaat OYJ	377,093	3,129,811
Outokumpu OYJ	1,188,042	4,273,923
Puuilo OYJ	239,693	2,405,198
QT Group OYJ(c)	60,653	4,620,594
Revenio Group OYJ	68,180	2,187,802
TietoEVRY OYJ	339,778	6,320,048
TietoEVRY OYJ, New	7,131	134,655
Tokmanni Group Corp.	151,005	1,721,399
Valmet OYJ	469,596	12,031,723
YIT OYJ(a)(c)	430,172	1,222,833
		104,094,014
France — 3.4%
Abivax SA, NVS(c)	58,909	618,752
Air France-KLM, NVS(a)(c)	367,139	3,632,006
Altarea SCA	16,747	1,839,871
Alten SA	95,275	8,059,321
Antin Infrastructure Partners SA	106,292	1,223,028
Aperam SA	129,483	3,524,251
Aubay	23,201	1,135,660
Beneteau SACA(a)	122,921	1,352,197
Carmila SA	192,588	3,626,642
Casino Guichard Perrachon SA, NVS(a)(c)	405,488	957,121
Cie. des Alpes	69,116	1,130,831
Clariane SE(a)(c)	411,570	931,319
Coface SA	335,663	5,412,966
Derichebourg SA	303,244	1,721,988
Elior Group SA(a)(c)(d)	360,497	1,650,745
Elis SA	558,891	12,714,352
Equasens(a)	16,365	868,485
Eramet SA	26,643	1,574,475
Esker SA	17,215	4,907,633
Esso SA Francaise	8,014	905,502
Etablissements Maurel et Prom SA	180,258	946,120
Eutelsat Communications SACA(a)(c)	406,089	1,697,101
Exclusive Networks SA(c)	43,139	1,111,705
Fnac Darty SA(a)	30,503	855,843
Forvia SE	504,404	4,811,926
Gaztransport Et Technigaz SA	111,323	16,197,393
ICADE	112,228	2,935,432
Security	Shares	Value
France (continued)
ID Logistics Group SACA(c)	9,018	$4,024,375
Imerys SA	107,179	3,479,301
Interparfums SA	71,989	3,288,004
IPSOS SA	122,432	6,012,126
JCDecaux SE(c)	201,773	3,810,429
Kaufman & Broad SA	39,857	1,476,217
LISI SA	57,698	1,404,485
Manitou BF SA	37,073	701,757
Mercialys SA	299,654	3,535,454
Mersen SA	70,577	1,646,773
Metropole Television SA	75,746	956,922
Neoen SA(d)	219,543	9,445,465
Nexans SA	97,726	13,603,717
Nexity SA(a)(c)	118,163	1,845,824
Opmobility	190,281	1,870,336
Orpea SA, NVS(c)	224,429	1,503,746
OVH Groupe SAS, NVS(a)(c)	119,240	1,134,293
Peugeot Invest SA	15,908	1,314,455
Pierre & Vacances SA, NVS(a)(c)	496,664	772,687
Planisware SA, NVS(c)	57,405	1,394,336
Pluxee NV, NVS(c)	282,676	5,949,554
Quadient SA	96,693	1,701,476
Remy Cointreau SA	76,027	4,784,435
Rubis SCA	250,218	6,130,863
SCOR SE	485,931	10,454,735
Seche Environnement SACA, NVS	7,103	706,025
SES SA, Class A	1,116,245	4,461,141
Societe BIC SA	73,744	5,395,378
SOITEC(c)	79,787	6,318,094
Sopra Steria Group SACA	48,951	9,414,455
SPIE SA	449,958	16,285,570
Technip Energies NV	492,440	12,294,914
Television Francaise 1 SA	126,871	1,052,651
Trigano SA	27,771	3,796,661
Ubisoft Entertainment SA(a)(c)	305,571	4,604,820
Valeo SE	693,276	6,740,127
Vallourec SACA(a)(c)	514,603	8,472,557
Valneva SE(a)(c)	433,984	1,226,998
Verallia SA(d)	232,241	6,697,579
Vicat SACA	56,192	2,081,961
Virbac SACA	13,534	5,143,854
Voltalia SA(a)(c)	126,488	1,172,069
VusionGroup(a)	22,659	3,562,117
Wavestone	23,737	1,263,534
Wendel SE	77,551	7,707,569
Worldline SA/France(c)(d)	666,625	4,725,349
X-Fab Silicon Foundries SE(a)(c)(d)	187,158	892,126
		292,599,979
Germany — 3.6%
1&1 AG	107,068	1,504,193
About You Holding SE(c)	156,871	523,001
Adesso SE(a)	10,214	745,365
Adtran Networks SE	59,167	1,258,860
Aixtron SE	365,715	5,807,006
Amadeus Fire AG	17,258	1,473,970
Aroundtown SA(c)	2,447,568	7,287,697
Atoss Software SE	25,071	3,297,706
Aurubis AG(a)	100,472	7,900,858
Auto1 Group SE(a)(c)(d)	343,995	3,530,124
BayWa AG(a)(c)	47,276	519,387
Befesa SA(d)	115,766	2,696,097
Bilfinger SE	87,235	4,193,125

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Borussia Dortmund GmbH & Co. KGaA(a)(c)	260,622	$972,296
CANCOM SE	98,910	2,641,237
Ceconomy AG(c)	446,449	1,436,942
Cewe Stiftung & Co. KGaA	15,802	1,698,800
CompuGroup Medical SE & Co. KgaA(a)	86,422	1,284,932
CureVac NV(a)(c)	311,042	874,937
Datagroup SE	17,274	791,601
Dermapharm Holding SE	59,461	2,019,828
Deutsche Pfandbriefbank AG(a)(c)(d)	417,233	2,369,505
Deutz AG	420,509	1,869,920
Douglas AG(c)	106,421	2,171,362
Duerr AG	164,553	3,813,361
Eckert & Ziegler SE	45,988	1,973,104
Elmos Semiconductor SE	22,260	1,329,941
Encavis AG, NVS(a)(c)	384,269	7,295,343
Energiekontor AG	22,049	1,175,479
Evotec SE(a)(c)	512,566	3,964,151
Fielmann Group AG	80,316	4,039,879
flatexDEGIRO AG	244,813	3,596,306
Formycon AG(a)(c)	27,998	1,422,962
Fraport AG Frankfurt Airport Services Worldwide(c)	119,059	6,442,570
Freenet AG	384,984	11,441,877
Gerresheimer AG	110,594	9,314,201
GFT Technologies SE	54,775	1,208,008
Grand City Properties SA(c)	223,702	2,965,013
Grenke AG	97,226	1,921,076
Hamborner REIT AG	238,478	1,685,607
Hamburger Hafen und Logistik AG, NVS	89,569	1,567,075
HelloFresh SE(a)(c)	521,353	5,774,007
Hensoldt AG	202,439	6,887,871
Hornbach Holding AG & Co. KGaA	35,182	3,078,143
Hugo Boss AG	167,923	7,730,854
Hypoport SE(a)(c)	12,997	3,051,806
IONOS Group SE(c)	66,419	1,813,810
Jenoptik AG	163,359	3,832,484
JOST Werke SE(d)	40,468	1,905,524
K+S AG, Registered(a)	544,542	6,612,267
KION Group AG	231,647	8,994,264
Kloeckner & Co. SE	171,604	876,306
Knaus Tabbert AG(a)	15,640	384,573
Kontron AG	121,612	2,047,892
Krones AG	44,646	5,815,418
Lanxess AG	274,089	7,959,587
MBB SE	8,158	956,230
METRO AG(a)	283,641	1,336,119
Mutares SE & Co. KGaA(a)	44,367	1,188,893
Nagarro SE(a)(c)	21,486	2,099,003
Nordex SE(a)(c)	377,206	5,375,389
Norma Group SE	99,578	1,382,112
Northern Data AG(a)(c)	38,088	1,146,683
Patrizia SE	131,604	1,112,304
Pfeiffer Vacuum Technology AG	10,398	1,739,543
PNE AG(a)	90,386	1,162,518
ProSiebenSat.1 Media SE(a)	445,755	2,743,838
Redcare Pharmacy NV(c)(d)	48,599	7,442,901
RENK Group AG(c)	192,010	3,858,399
SAF-Holland SE	144,252	2,231,433
Salzgitter AG(a)	73,671	1,125,165
Schaeffler AG(a)(c)	618,121	3,088,154
Schott Pharma AG & Co. KGaA(a)	122,027	3,944,880
Secunet Security Networks AG	5,009	585,173
SGL Carbon SE(a)(c)	192,989	984,863
Security	Shares	Value
Germany (continued)
Siltronic AG(a)	57,500	$3,266,284
Sixt SE(a)	41,838	3,313,892
SMA Solar Technology AG(a)	49,029	857,925
Stabilus SE	77,407	3,064,491
Steico SE(a)(c)	19,898	482,662
Stratec SE	25,737	1,005,036
Stroeer SE & Co. KGaA	107,136	6,357,030
Suedzucker AG(a)	196,244	2,354,512
SUESS MicroTec SE	56,941	3,407,070
TAG Immobilien AG(c)	556,133	9,245,040
Takkt AG	77,676	758,739
TeamViewer SE(c)(d)	471,007	6,785,464
thyssenkrupp AG	1,590,992	5,553,853
Thyssenkrupp Nucera AG & Co. KGaa(a)(c)(d)	79,003	817,621
TUI AG(a)(c)	1,462,371	12,190,440
United Internet AG, Registered(e)	279,759	5,727,619
Verbio SE(a)	63,705	979,383
Vossloh AG	34,910	1,689,532
Wacker Chemie AG	59,074	4,968,888
Wacker Neuson SE(a)	83,490	1,287,291
Wuestenrot & Wuerttembergische AG	85,066	1,104,815
		309,510,695
Hong Kong — 1.6%
ASMPT Ltd.	992,500	10,759,533
Bank of East Asia Ltd. (The)	3,370,200	4,183,433
Brightoil Petroleum Holdings Ltd.(b)	12,938,512	17
Cafe de Coral Holdings Ltd.	998,000	1,070,580
CITIC Telecom International Holdings Ltd.	5,314,000	1,523,321
Citychamp Watch & Jewellery Group Ltd.(a)(c)	5,546,000	670,591
Cowell e Holdings Inc.(a)(c)	825,000	2,545,871
Dah Sing Banking Group Ltd.	1,515,600	1,427,281
Dah Sing Financial Holdings Ltd.	607,600	1,980,897
DFI Retail Group Holdings Ltd.(a)	1,111,700	2,638,101
E-Commodities Holdings Ltd.	4,544,000	835,842
Envision Greenwise Holdings Ltd.(a)(c)	1,480,000	1,037,326
ESR Group Ltd.(d)	4,705,200	6,378,908
First Pacific Co. Ltd.	7,274,000	4,090,342
Fortune REIT	5,016,000	2,614,872
Guotai Junan International Holdings Ltd.(a)	10,075,000	1,488,219
Hang Lung Properties Ltd.	6,043,000	5,075,895
Hao Tian International Construction Investment Group Ltd.(a)(c)	8,728,000	449,081
Health and Happiness H&H International Holdings Ltd.	724,500	948,716
HKBN Ltd.	3,200,000	1,409,370
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,718,000	820,944
Hysan Development Co. Ltd.	2,037,000	3,303,914
Johnson Electric Holdings Ltd.	1,190,250	1,806,798
JS Global Lifestyle Co. Ltd.(a)(d)	5,096,500	1,026,114
Kerry Logistics Network Ltd.	1,124,388	1,054,371
Kerry Properties Ltd.	1,863,500	3,936,120
Luk Fook Holdings International Ltd.	1,000,000	1,915,932
Man Wah Holdings Ltd.	4,792,800	3,482,151
Melco International Development Ltd.(a)(c)	2,048,000	1,259,960
Melco Resorts & Entertainment Ltd., ADR(c)	696,921	4,683,309
New World Development Co. Ltd.(a)	4,413,000	4,435,366
NWS Holdings Ltd.	3,062,000	3,158,695
Pacific Basin Shipping Ltd.	16,425,000	4,523,713
PAX Global Technology Ltd.	2,262,000	1,501,385
PCCW Ltd.	13,238,000	7,271,100
Realord Group Holdings Ltd.(a)(c)	1,392,000	1,328,596

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Sanergy Group Ltd.(a)(c)	1,536,000	$61,402
Shangri-La Asia Ltd.	4,240,000	3,062,805
SJM Holdings Ltd.(a)(c)	8,072,000	2,775,731
SmarTone Telecommunications Holdings Ltd.	1,278,000	696,080
Stella International Holdings Ltd.	1,801,000	3,361,967
SUNeVision Holdings Ltd.(a)	2,361,000	1,181,150
Theme International Holdings Ltd.(a)	18,190,000	910,583
Time Interconnect Technology Ltd.	1,984,000	1,247,808
United Energy Group Ltd.(a)	24,614,000	1,029,000
United Laboratories International Holdings Ltd. (The)(a)	3,158,000	4,286,631
Vitasoy International Holdings Ltd.(a)	2,638,000	2,983,657
Viva Goods Co. Ltd.(a)	12,792,000	1,003,733
VSTECS Holdings Ltd.(a)	2,048,000	1,184,199
VTech Holdings Ltd.	513,100	3,819,452
Wynn Macau Ltd.(a)	5,029,600	3,969,194
Xinyi Electric Storage Holdings Ltd.(c)	1	—
Xinyi Glass Holdings Ltd.	5,351,000	6,076,520
Yue Yuen Industrial Holdings Ltd.	2,554,000	5,368,829
		139,655,405
Ireland — 0.3%
Cairn Homes PLC	2,028,441	4,743,556
Dalata Hotel Group PLC	668,576	3,135,909
Glanbia PLC	637,520	10,575,300
Glenveagh Properties PLC(c)(d)	1,885,479	3,298,904
Irish Residential Properties REIT PLC	1,536,926	1,454,458
Uniphar PLC(c)	735,293	1,828,963
		25,037,090
Israel — 3.0%
Africa Israel Residences Ltd.(a)	18,545	1,293,140
Airport City Ltd.(c)	189,539	2,879,458
Alony Hetz Properties & Investments Ltd.	520,727	4,207,392
Amot Investments Ltd.	765,136	3,722,154
Ashtrom Group Ltd.(a)(c)	140,382	2,145,873
Aura Investments Ltd.	493,027	2,502,153
Azorim-Investment Development & Construction Co. Ltd.(a)(c)	272,935	1,439,953
Bezeq The Israeli Telecommunication Corp. Ltd.	6,767,663	8,673,193
Big Shopping Centers Ltd.(a)(c)	48,678	5,819,801
Blue Square Real Estate Ltd.	19,784	1,590,539
Camtek Ltd./Israel	93,124	7,384,973
Cellcom Israel Ltd.(c)	359,635	1,696,631
Cellebrite DI Ltd.(c)	196,676	3,569,669
Clal Insurance Enterprises Holdings Ltd.(c)	198,566	3,804,956
Danel Adir Yeoshua Ltd.(a)	18,004	1,802,188
Danya Cebus Ltd.	27,096	688,390
Delek Automotive Systems Ltd.	179,233	1,109,335
Delek Group Ltd.(a)	29,747	3,504,030
Delta Galil Ltd.	37,184	1,658,990
Elco Ltd.(a)	27,869	855,739
Electra Consumer Products 1970 Ltd.(a)(c)	35,033	700,518
Electra Ltd./Israel	6,736	3,060,735
Electra Real Estate Ltd.(a)	81,720	875,627
Energix-Renewable Energies Ltd.	866,039	3,013,487
Enlight Renewable Energy Ltd.(a)(c)	377,517	5,993,566
Equital Ltd.(a)(c)	81,068	2,930,442
Fattal Holdings 1998 Ltd.(c)	23,716	2,985,021
FIBI Holdings Ltd.	54,614	2,553,340
First International Bank Of Israel Ltd. (The)	178,299	7,911,927
Fiverr International Ltd.(a)(c)	110,093	3,221,321
Formula Systems 1985 Ltd.	31,221	2,672,797
Security	Shares	Value
Israel (continued)
Fox Wizel Ltd.(a)	26,085	$1,914,920
G City Ltd.	303,052	1,126,123
Gav-Yam Lands Corp. Ltd.	0	2
Harel Insurance Investments & Financial Services Ltd.(a)	334,255	3,485,266
Hilan Ltd.	50,901	2,790,701
Inmode Ltd.(a)(c)	247,771	4,231,929
Isracard Ltd.(a)	586,497	2,272,426
Israel Canada T.R Ltd.	509,754	1,909,703
Israel Corp Ltd.	11,684	2,552,560
Isras Holdings Ltd., NVS(c)	10,449	1,024,985
Isras Investment Co. Ltd.	4,531	962,104
Ituran Location and Control Ltd.	49,769	1,330,325
Kenon Holdings Ltd./Singapore	67,284	1,917,646
Kornit Digital Ltd.(a)(c)	154,034	3,525,838
Kvutzat Acro Ltd., NVS(a)	68,794	944,326
M Yochananof & Sons Ltd.	17,842	1,058,924
Magic Software Enterprises Ltd.	84,983	955,803
Matrix IT Ltd.(a)	107,974	2,165,913
Maytronics Ltd.(a)	148,653	373,207
Mega Or Holdings Ltd.	75,106	2,103,095
Melisron Ltd.	81,811	6,483,622
Menora Mivtachim Holdings Ltd.(a)	70,054	2,182,946
Migdal Insurance & Financial Holdings Ltd.(a)	1,287,866	2,095,803
Mivne Real Estate KD Ltd.	1,959,999	5,344,311
Nano Dimension Ltd., ADR(a)(c)	593,775	1,288,492
Nayax Ltd.(a)(c)	30,081	883,175
Next Vision Stabilized Systems Ltd., NVS(a)	177,508	2,018,414
Nova Ltd.(c)	92,337	17,364,459
Oddity Tech Ltd., Class A, NVS(a)(c)	100,023	3,839,883
Oil Refineries Ltd.	7,746,406	1,975,305
One Software Technologies Ltd.(a)	133,689	1,974,038
OPC Energy Ltd.(a)(c)	281,193	2,277,014
OY Nofar Energy Ltd.(a)(c)	52,025	1,211,681
Partner Communications Co. Ltd.(a)(c)	414,693	1,765,147
Paz Retail & Energy Ltd.	29,310	3,317,665
Perion Network Ltd.(a)(c)	148,296	1,205,594
Phoenix Financial Ltd.	631,063	7,317,176
Prashkovsky Investments and Construction Ltd.(a)	32,077	876,605
Radware Ltd.(c)	110,133	2,479,094
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	27,454	1,658,757
Reit 1 Ltd.	615,642	2,800,133
Retailors Ltd.	58,845	1,061,288
Riskified Ltd., Class A(c)	277,241	1,239,267
Sapiens International Corp. NV	104,802	3,925,215
Sella Capital Real Estate Ltd.	753,824	1,595,426
Shapir Engineering and Industry Ltd.(a)(c)	459,745	3,015,067
Shikun & Binui Ltd.(a)(c)	1,026,875	2,717,418
Shufersal Ltd.	683,976	6,056,330
SimilarWeb Ltd.(c)	113,747	990,736
Strauss Group Ltd.	169,262	2,852,110
Summit Real Estate Holdings Ltd.	113,615	1,750,861
Tadiran Group Ltd.(a)	10,228	537,639
Tel Aviv Stock Exchange Ltd.	295,189	2,959,574
Tower Semiconductor Ltd.(c)	355,279	14,984,068
YH Dimri Construction & Development Ltd.	23,069	2,014,624
ZIM Integrated Shipping Services Ltd.(a)	308,008	7,327,510
		256,299,581
Italy — 3.3%
A2A SpA	5,008,000	11,447,503
ACEA SpA	130,734	2,477,227

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Anima Holding SpA(d)	558,401	$3,383,262
Ariston Holding NV	243,384	1,024,444
Arnoldo Mondadori Editore SpA	406,584	1,079,119
Ascopiave SpA	272,720	839,523
Azimut Holding SpA	349,832	8,652,914
Banca Generali SpA	186,296	8,255,810
Banca IFIS SpA	78,842	1,889,552
Banca Monte dei Paschi di Siena SpA	3,015,145	16,547,153
Banca Popolare di Sondrio SpA	1,189,098	8,868,738
BFF Bank SpA(d)	562,573	5,493,441
Bio On SpA(a)(b)	19,879	—
BPER Banca SpA	3,159,654	19,237,861
Brembo NV	479,701	5,038,059
Brunello Cucinelli SpA	107,750	10,658,724
Buzzi SpA	275,453	10,791,628
Carel Industries SpA(a)(d)	155,673	3,200,399
Cembre SpA	9,104	378,785
Cementir Holding NV	155,201	1,610,542
CIR SpA-Compagnie Industriali(c)	3,480,627	2,192,124
Credito Emiliano SpA	270,108	2,916,785
d'Amico International Shipping SA, NVS	151,753	815,442
Danieli & C Officine Meccaniche SpA(a)	28,894	782,397
De' Longhi SpA	237,475	7,422,251
Digital Value SpA	12,805	152,379
El.En. SpA	143,630	1,554,925
Enav SpA(d)	863,170	3,657,026
ERG SpA	170,401	3,826,847
Ferretti SpA, NVS(a)	480,436	1,412,448
Fila SpA	98,462	1,063,523
Fincantieri SpA(a)(c)	320,276	1,786,528
GVS SpA(c)(d)	215,942	1,445,328
Hera SpA	2,588,082	9,900,843
Industrie De Nora SpA(a)	91,798	863,817
Intercos SpA, NVS	150,877	2,420,929
Interpump Group SpA	239,287	10,632,183
Iren SpA	1,883,830	4,080,047
Italgas SpA	1,421,764	8,721,960
Iveco Group NV	563,755	5,858,426
Juventus Football Club SpA, NVS(a)(c)	456,101	1,215,999
Lottomatica Group SpA(a)	346,142	4,323,620
LU-VE SpA, NVS	32,607	962,963
Maire Tecnimont SpA	467,993	3,532,249
MARR SpA	104,039	1,209,919
MFE-MediaForEurope NV, Class A(a)	464,666	1,520,358
MFE-MediaForEurope NV, Class B, NVS(a)	214,224	989,412
OVS SpA(d)	493,545	1,514,931
Pharmanutra SpA	13,940	832,451
Piaggio & C SpA	474,166	1,141,700
Pirelli & C SpA(d)	1,092,860	5,971,754
RAI Way SpA(d)	292,627	1,677,467
Reply SpA	71,226	10,858,882
Safilo Group SpA(a)(c)	687,867	749,724
Saipem SpA(c)	4,087,828	9,719,190
Salcef Group SpA	66,989	1,887,262
Salvatore Ferragamo SpA(a)	205,309	1,371,067
Sanlorenzo SpA/Ameglia	47,622	1,793,140
Sesa SpA(a)	24,686	2,143,864
SOL SpA	111,768	4,334,926
Spaxs SpA(a)	178,548	724,446
Tamburi Investment Partners SpA	294,078	2,764,956
Technogym SpA(d)	385,015	4,150,437
Technoprobe SpA(c)	522,141	3,545,464
Security	Shares	Value
Italy (continued)
Tinexta SpA(a)	63,902	$753,346
Unipol Gruppo SpA	1,250,147	15,536,805
Webuild SpA	1,609,393	4,563,855
Wiit SpA(a)	35,771	801,544
Zignago Vetro SpA	112,539	1,283,869
		284,256,492
Japan — 35.4%
77 Bank Ltd. (The)	192,900	4,965,964
ABC-Mart Inc.	310,200	6,077,993
Acom Co. Ltd.	1,464,500	3,441,073
Activia Properties Inc.	2,027	4,322,989
Adastria Co. Ltd.	78,780	1,820,706
ADEKA Corp.	240,800	4,344,177
Advance Logistics Investment Corp.(c)	1,813	1,414,603
Advance Residence Investment Corp.	4,333	8,707,233
Aeon Delight Co. Ltd.	61,400	1,744,038
AEON Financial Service Co. Ltd.	342,300	2,756,258
Aeon Hokkaido Corp.	168,400	991,138
Aeon Mall Co. Ltd.	293,000	3,880,025
AEON REIT Investment Corp.	4,979	4,161,214
Ai Holdings Corp.	105,400	1,606,145
Aica Kogyo Co. Ltd.	170,000	3,678,741
Aichi Corp.	124,700	973,236
Aichi Financial Group Inc., NVS	119,700	1,785,839
Aida Engineering Ltd.(a)	144,600	748,684
Aiful Corp.	987,000	2,074,044
Ain Holdings Inc.	84,900	2,803,808
Air Water Inc.	584,900	7,357,485
Aisan Industry Co. Ltd.	93,400	826,345
Aizawa Securities Group Co. Ltd.	54,400	581,703
Alfresa Holdings Corp.	545,100	7,864,730
Alpen Co. Ltd.	62,300	835,930
Alps Alpine Co. Ltd.	594,100	5,838,070
Amada Co. Ltd.	1,023,900	10,090,431
Amano Corp.	169,800	4,897,426
Amvis Holdings Inc.	127,800	1,659,013
Anritsu Corp.	426,500	3,211,967
Anycolor Inc.(a)(c)	79,600	1,124,067
AOKI Holdings Inc.	110,400	855,935
Aoyama Trading Co. Ltd.	136,000	1,166,283
Aozora Bank Ltd.	337,400	5,816,832
Appier Group Inc.(a)(c)	198,100	2,124,396
Arata Corp.	97,400	2,186,723
Arclands Corp.	152,962	1,671,225
Arcs Co. Ltd.	115,000	1,908,130
ARE Holdings Inc.	221,500	2,711,791
Argo Graphics Inc.	49,500	1,702,099
Ariake Japan Co. Ltd.	55,600	1,941,162
Artience Co. Ltd.	116,400	2,789,864
As One Corp.	179,000	3,347,454
Asahi Intecc Co. Ltd.	693,000	11,104,376
Asahi Yukizai Corp.	37,300	995,123
ASKUL Corp.	122,900	1,549,750
Atom Corp.(a)(c)	354,400	1,577,304
Autobacs Seven Co. Ltd.	195,900	1,822,428
Avex Inc.	101,600	999,820
Awa Bank Ltd. (The)	102,300	1,629,749
Axial Retailing Inc.	165,100	963,012
Azbil Corp.	1,447,300	11,254,143
AZ-COM MARUWA Holdings Inc.	165,400	1,116,066
Bank of Nagoya Ltd. (The)	30,700	1,202,081
BayCurrent Inc.	421,400	13,695,094

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Belc Co. Ltd.	33,600	$1,438,042
Bell System24 Holdings Inc.	101,600	879,018
Belluna Co. Ltd.	204,200	950,996
Bengo4.com Inc.(a)(c)	28,400	542,417
Bic Camera Inc.	301,400	3,354,529
BIPROGY Inc.	244,500	7,715,442
BML Inc.	71,300	1,307,079
Bunka Shutter Co. Ltd.	169,600	2,040,738
C Uyemura & Co. Ltd.	32,100	2,231,026
Calbee Inc.	256,100	5,726,236
Canon Electronics Inc.	54,500	860,410
Canon Marketing Japan Inc.	145,100	4,358,665
Casio Computer Co. Ltd.	606,400	4,420,089
Cawachi Ltd.	46,200	765,569
Central Automotive Products Ltd.	28,200	849,348
Central Glass Co. Ltd.	67,100	1,528,505
Change Holdings Inc.(a)	117,200	921,356
Chiyoda Corp.(a)(c)	472,900	908,516
Chofu Seisakusho Co. Ltd.	64,600	829,377
Chudenko Corp.	88,900	1,863,435
Chugin Financial Group Inc., NVS	468,600	4,452,713
Chugoku Electric Power Co. Inc. (The)	918,600	6,685,262
Chugoku Marine Paints Ltd.	125,700	1,795,466
Citizen Watch Co. Ltd.	628,800	3,738,297
CKD Corp.	168,900	2,843,060
Coca-Cola Bottlers Japan Holdings Inc.	425,700	5,452,708
COLOPL Inc.(c)	212,400	737,359
Colowide Co. Ltd.(a)	282,700	3,130,895
Comforia Residential REIT Inc.	2,162	4,236,997
COMSYS Holdings Corp.	364,500	7,647,623
Comture Corp.	77,300	1,167,622
Cosmo Energy Holdings Co. Ltd.	194,600	9,605,398
Cosmos Pharmaceutical Corp.	127,600	6,132,842
Cover Corp.(a)(c)	105,700	1,316,281
CRE Logistics REIT Inc.	1,902	1,739,907
Create Restaurants Holdings Inc.	367,400	2,926,799
Create SD Holdings Co. Ltd.	83,200	1,634,172
Credit Saison Co. Ltd.	473,800	10,656,834
Curves Holdings Co. Ltd.	179,000	947,430
CyberAgent Inc.	1,367,100	8,924,023
Cybozu Inc.	83,300	1,143,739
Daicel Corp.	746,500	6,588,656
Dai-Dan Co. Ltd.	85,200	1,663,548
Daido Steel Co. Ltd.	414,300	3,208,044
Daiei Kankyo Co. Ltd.	126,300	2,605,056
Daihen Corp.	56,300	2,335,461
Daiichikosho Co. Ltd.	223,200	2,789,031
Daikokutenbussan Co. Ltd.	17,900	1,240,250
Daio Paper Corp.	260,900	1,479,278
Daiseki Co. Ltd.	153,560	3,920,665
Daishi Hokuetsu Financial Group Inc.	216,900	3,443,591
Daiwa House REIT Investment Corp.	7,426	11,310,955
Daiwa Industries Ltd.	101,600	960,972
Daiwa Office Investment Corp.(a)	1,797	3,548,796
Daiwa Securities Living Investments Corp.	6,144	3,695,263
Daiwabo Holdings Co. Ltd.	258,200	4,647,950
DCM Holdings Co. Ltd.	299,200	2,800,438
DeNA Co. Ltd.	230,700	2,826,410
Denka Co. Ltd.	250,500	3,540,185
Dentsu Soken Inc.	84,300	3,000,359
Descente Ltd.	98,400	2,787,216
Dexerials Corp.	518,700	7,919,290
Security	Shares	Value
Japan (continued)
DIC Corp.	238,100	$5,183,737
Digital Arts Inc.	33,600	1,143,569
Digital Garage Inc.	93,800	1,935,572
Dip Corp.	102,700	1,805,259
DMG Mori Co. Ltd.	431,200	8,222,149
Doshisha Co. Ltd.	85,900	1,239,187
Doutor Nichires Holdings Co. Ltd.	90,900	1,332,898
Dowa Holdings Co. Ltd.	168,100	5,711,225
DTS Corp.	112,800	2,921,700
Duskin Co. Ltd.	125,900	3,336,082
DyDo Group Holdings Inc.	66,800	1,339,635
Eagle Industry Co. Ltd.	60,000	795,001
Earth Corp.	41,600	1,421,151
Ebara Corp.	1,471,800	22,118,792
EDION Corp.	210,200	2,434,487
eGuarantee Inc.	108,800	1,078,100
Eiken Chemical Co. Ltd.	104,700	1,694,589
Eizo Corp.	77,000	1,134,601
Elecom Co. Ltd.	162,200	1,529,099
Electric Power Development Co. Ltd.	462,600	7,730,693
en Japan Inc.	101,600	1,618,134
Enplas Corp.	20,600	914,166
ES-Con Japan Ltd.	116,800	752,713
Euglena Co. Ltd.(a)(c)	314,200	855,732
Exedy Corp.	110,500	3,039,716
EXEO Group Inc.	575,500	5,890,108
Ezaki Glico Co. Ltd.	152,900	4,504,782
FCC Co. Ltd.	111,100	1,727,818
Ferrotec Holdings Corp.	143,600	2,399,538
Financial Products Group Co. Ltd.	185,500	2,849,445
Food & Life Companies Ltd.	351,900	6,939,333
FP Corp.	153,200	2,683,946
FP Partner Inc.(a)	31,300	598,800
Freee KK(a)(c)	141,900	2,648,054
Frontier Real Estate Investment Corp.	1,584	4,206,364
Fuji Co. Ltd./Ehime	101,600	1,363,308
Fuji Corp./Aichi	244,900	3,603,645
Fuji Kyuko Co. Ltd.	71,400	1,197,918
Fuji Media Holdings Inc.	150,400	1,700,185
Fuji Oil Holdings Inc.	125,700	2,705,837
Fuji Seal International Inc.	122,600	2,082,011
Fuji Soft Inc.	171,100	10,476,475
Fujikura Ltd.	802,800	29,505,496
Fujimi Inc.	169,600	2,609,312
Fujio Food Group Inc.(c)	79,600	724,885
Fujita Kanko Inc.(c)	24,900	1,518,775
Fujitec Co. Ltd.	186,600	6,714,275
Fujitsu General Ltd.	193,500	2,413,089
Fujiya Co. Ltd.	33,600	585,863
Fukuda Denshi Co. Ltd.(a)	46,800	2,357,104
Fukuoka Financial Group Inc.	556,300	12,690,071
Fukuoka REIT Corp.	2,116	1,974,004
Fukushima Galilei Co. Ltd.	36,000	1,300,068
Fukuyama Transporting Co. Ltd.	59,600	1,515,726
Funai Soken Holdings Inc.	106,860	1,700,864
Furukawa Co. Ltd.	79,500	863,381
Furukawa Electric Co. Ltd.	211,500	5,201,617
Furuya Metal Co. Ltd.	50,200	1,303,390
Fuso Chemical Co. Ltd.	59,400	1,448,735
Future Corp.	137,100	1,755,466
Fuyo General Lease Co. Ltd.	53,200	3,764,604
G-7 Holdings Inc.	77,400	724,859

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
GENDA Inc.(a)(c)	68,300	$1,192,432
Genky DrugStores Co. Ltd.	48,400	982,527
Geo Holdings Corp.	79,800	797,045
Global One Real Estate Investment Corp.	3,157	2,033,995
Glory Ltd.	131,900	2,139,355
GLP J-REIT	14,879	13,083,410
GMO Financial Gate Inc.	17,500	877,897
GMO Financial Holdings Inc.	181,500	758,188
GMO internet group Inc.	206,000	3,560,111
GMO Payment Gateway Inc.	134,700	8,068,139
GNI Group Ltd.(c)	163,597	3,262,806
Godo Steel Ltd.	27,200	692,955
Goldcrest Co. Ltd.	47,400	923,856
Goldwin Inc.	68,800	3,568,349
Gree Inc.(a)	238,700	727,677
GS Yuasa Corp.	255,100	4,513,176
G-Tekt Corp.	66,500	682,925
GungHo Online Entertainment Inc.	129,430	2,882,963
Gunma Bank Ltd. (The)	1,082,600	6,096,744
Gunze Ltd.	41,100	1,443,679
H.U. Group Holdings Inc.	172,700	2,971,755
H2O Retailing Corp.	280,800	3,757,736
Hachijuni Bank Ltd. (The)	1,136,800	6,238,459
Hakuhodo DY Holdings Inc.	683,900	5,419,847
Hakuto Co. Ltd.(a)	33,600	988,446
Halows Co. Ltd.	28,500	796,880
Hamakyorex Co. Ltd.	169,900	1,384,672
Hankyu Hanshin REIT Inc.	1,970	1,559,038
Hanwa Co. Ltd.	102,100	3,382,921
Harmonic Drive Systems Inc.	186,500	3,389,195
Haseko Corp.	759,000	9,174,113
Hazama Ando Corp.	439,700	3,247,847
Heiwa Corp.	171,000	2,335,114
Heiwa Real Estate Co. Ltd.	69,700	1,914,449
Heiwa Real Estate REIT Inc.	3,294	2,631,831
Heiwado Co. Ltd.	94,800	1,368,301
Hiday Hidaka Corp.	90,200	1,622,838
Hino Motors Ltd.(c)	924,900	2,270,713
Hioki EE Corp	33,600	1,804,388
Hirata Corp.	31,100	991,780
Hirogin Holdings Inc.	787,300	5,750,571
Hirose Electric Co. Ltd.	93,100	11,079,818
HIS Co. Ltd.	173,800	1,991,782
Hisamitsu Pharmaceutical Co. Inc.	165,900	4,877,676
Hogy Medical Co. Ltd.	71,600	2,138,265
Hokkaido Electric Power Co. Inc.	548,800	3,530,422
Hokkoku Financial Holdings Inc.	64,000	1,827,134
Hokuetsu Corp.(a)	300,000	2,991,632
Hokuhoku Financial Group Inc.	342,500	3,579,632
Hokuriku Electric Power Co.	529,700	3,673,668
Hokuto Corp.	84,000	1,002,912
Horiba Ltd.	106,800	6,565,424
Hoshino Resorts REIT Inc.	1,846	2,802,250
Hosiden Corp.	112,900	1,691,141
House Foods Group Inc.	189,000	3,684,064
Hulic REIT Inc.	4,055	3,511,607
Hyakugo Bank Ltd. (The)	642,900	2,313,830
Ichibanya Co. Ltd.	218,000	1,494,799
Ichigo Inc.	771,000	2,020,085
Ichigo Office REIT Investment Corp.	3,126	1,604,727
Idec Corp./Japan	96,900	1,562,046
IDOM Inc.	202,600	1,401,395
Security	Shares	Value
Japan (continued)
IHI Corp.	444,300	$23,654,036
Iida Group Holdings Co. Ltd.	486,200	7,048,452
Iino Kaiun Kaisha Ltd.	223,500	1,639,723
I'll Inc.(a)	33,800	690,709
Inaba Denki Sangyo Co. Ltd.	161,000	4,038,180
Inabata & Co. Ltd.	144,900	3,082,817
Industrial & Infrastructure Fund Investment Corp.	7,738	5,844,089
Infomart Corp.	611,200	1,435,736
Infroneer Holdings Inc.	615,828	4,629,354
Insource Co. Ltd.	145,700	913,062
Institute for Q-Shu Pioneers of Space Inc.(a)(c)	39,800	421,017
Integral Corp.	29,800	755,768
Internet Initiative Japan Inc.	354,200	6,800,978
Invincible Investment Corp.	24,068	9,803,348
Iriso Electronics Co. Ltd.	67,500	1,199,503
Ise Chemicals Corp.(a)	6,100	780,833
Isetan Mitsukoshi Holdings Ltd.	1,058,200	15,746,241
Ispace Inc./Japan, NVS(a)(c)	152,200	674,542
Ito En Ltd.	170,000	3,725,631
Itochu Enex Co. Ltd.	180,000	1,884,070
Itochu-Shokuhin Co. Ltd.	23,200	1,044,153
Itoham Yonekyu Holdings Inc.	86,540	2,181,059
Itoki Corp.	116,600	1,109,963
Iwatani Corp.	561,000	7,313,198
Iyogin Holdings Inc., NVS	739,400	7,019,127
Izumi Co. Ltd.	101,600	2,144,171
J Front Retailing Co. Ltd.	774,400	8,223,872
JAC Recruitment Co. Ltd.	232,200	1,112,638
Jaccs Co. Ltd.	70,000	1,745,958
JAFCO Group Co. Ltd.	163,700	2,199,776
Japan Airport Terminal Co. Ltd.	207,400	7,597,506
Japan Aviation Electronics Industry Ltd.	146,700	2,721,398
Japan Elevator Service Holdings Co. Ltd.	232,000	4,442,194
Japan Excellent Inc.	3,712	2,870,779
Japan Hotel REIT Investment Corp.	16,256	7,495,632
Japan Lifeline Co. Ltd.	172,000	1,351,178
Japan Logistics Fund Inc.	2,817	5,047,319
Japan Material Co. Ltd.	200,700	2,389,295
Japan Metropolitan Fund Invest	22,523	13,823,754
Japan Petroleum Exploration Co. Ltd.	516,600	3,884,862
Japan Prime Realty Investment Corp.	2,672	5,870,477
Japan Pulp & Paper Co. Ltd.	329,400	1,439,486
Japan Securities Finance Co. Ltd.	252,200	3,290,390
Japan Steel Works Ltd. (The)	201,700	6,841,430
Japan Wool Textile Co. Ltd. (The)	151,900	1,259,971
JCR Pharmaceuticals Co. Ltd.	234,000	1,046,368
JCU Corp.	56,900	1,311,537
Jeol Ltd.	139,500	5,174,823
JGC Holdings Corp.	705,100	6,052,071
JINS Holdings Inc.	37,900	1,544,757
JMDC Inc.(a)	85,600	2,385,456
J-Oil Mills Inc.	43,900	594,384
Joshin Denki Co. Ltd.	60,000	1,009,497
Joyful Honda Co. Ltd.	157,700	2,133,720
JTEKT Corp.	655,600	4,422,040
Juroku Financial Group Inc.	95,200	2,540,532
Justsystems Corp.	101,600	2,271,720
JVCKenwood Corp.	474,000	3,727,879
K&O Energy Group Inc.	37,700	782,441
Kadokawa Corp.	270,434	5,886,606
Kaga Electronics Co. Ltd.	114,200	2,073,337
Kagome Co. Ltd.	241,400	4,781,979

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kakaku.com Inc.	405,600	$6,227,980
Kaken Pharmaceutical Co. Ltd.	94,700	2,419,867
Kameda Seika Co. Ltd.	38,000	1,105,719
Kamigumi Co. Ltd.	270,200	5,639,505
Kanadevia Corp.	504,900	3,451,208
Kanamoto Co. Ltd.	97,000	1,753,104
Kandenko Co. Ltd.	356,800	5,221,246
Kaneka Corp.	132,000	3,235,480
Kanematsu Corp.	237,000	3,607,881
Kansai Paint Co. Ltd.	539,100	8,780,129
Kappa Create Co. Ltd.(a)	100,000	1,066,164
Kasumigaseki Capital Co. Ltd.	21,400	2,029,342
Katakura Industries Co. Ltd.	54,400	709,351
Katitas Co. Ltd.	170,100	2,156,705
Kato Sangyo Co. Ltd.	87,500	2,368,868
Kawasaki Heavy Industries Ltd.	482,500	18,474,114
KDX Realty Investment Corp.	13,201	12,557,542
KeePer Technical Laboratory Co. Ltd.(a)	39,100	1,073,873
Keihan Holdings Co. Ltd.	302,300	5,643,099
Keihanshin Building Co. Ltd.	94,500	921,427
Keikyu Corp.	692,500	5,422,055
Keio Corp.	324,000	7,245,942
Keiyo Bank Ltd. (The)	298,800	1,339,114
Kewpie Corp.	314,300	7,432,662
KH Neochem Co. Ltd.	101,600	1,369,969
Kinden Corp.	386,400	8,008,608
Kintetsu Group Holdings Co. Ltd.	596,900	13,872,856
Kisoji Co. Ltd.	96,800	1,470,330
Kissei Pharmaceutical Co. Ltd.	101,300	2,471,936
Kitz Corp.	190,200	1,312,052
Kiyo Bank Ltd. (The)	179,100	2,097,647
Koa Corp.	101,600	672,643
Kobayashi Pharmaceutical Co. Ltd.(a)	148,600	5,535,079
Kobe Steel Ltd.	1,202,800	12,963,412
Koei Tecmo Holdings Co. Ltd.	376,700	3,942,272
Kohnan Shoji Co. Ltd.	61,200	1,451,195
Koito Manufacturing Co. Ltd.	659,300	8,537,175
Kokuyo Co. Ltd.	252,900	4,068,744
KOMEDA Holdings Co. Ltd.	146,700	2,776,239
Komeri Co. Ltd.	101,600	2,196,103
Konica Minolta Inc.	1,454,400	6,071,337
Konishi Co. Ltd.	169,600	1,457,697
Konoike Transport Co. Ltd.	80,200	1,311,511
Kosaido Holdings Co. Ltd.	236,700	825,070
Kose Corp.	105,800	5,814,328
Koshidaka Holdings Co. Ltd.	168,900	1,324,875
Kotobuki Spirits Co. Ltd.	320,700	4,330,319
Krosaki Harima Corp.	52,800	845,951
K's Holdings Corp.	450,640	4,309,232
Kumagai Gumi Co. Ltd.	101,600	2,349,385
Kumiai Chemical Industry Co. Ltd.	227,700	1,212,041
Kura Sushi Inc.	65,100	1,709,529
Kuraray Co. Ltd.	958,900	12,994,500
Kureha Corp.	111,100	2,051,820
Kurita Water Industries Ltd.	333,500	12,507,829
Kusuri no Aoki Holdings Co. Ltd.	152,300	3,169,774
KYB Corp.	50,400	1,583,333
Kyoei Steel Ltd.	64,300	729,123
Kyokuto Kaihatsu Kogyo Co. Ltd.	96,500	1,530,979
Kyorin Pharmaceutical Co. Ltd.	113,600	1,127,395
Kyoritsu Maintenance Co. Ltd.	197,300	3,167,613
Kyoto Financial Group Inc.	723,400	10,616,885
Security	Shares	Value
Japan (continued)
Kyudenko Corp.	136,300	$4,893,224
Kyushu Electric Power Co. Inc.	1,280,000	14,334,443
Kyushu Financial Group Inc.	1,030,600	4,667,413
Kyushu Railway Co.	448,800	11,808,155
LaSalle Logiport REIT	5,624	5,351,602
Leopalace21 Corp.	518,700	1,872,977
Life Corp.	73,600	1,599,173
Lifenet Insurance Co.(a)(c)	186,300	2,430,349
Lintec Corp.	115,300	2,392,663
Lion Corp.	813,200	8,980,845
LITALICO Inc.(a)	81,300	580,657
Lixil Corp.	916,700	10,760,557
M&A Capital Partners Co. Ltd.	52,900	750,336
M&A Research Institute Holdings Inc., NVS(a)(c)	93,500	1,353,472
Mabuchi Motor Co. Ltd.	292,100	4,179,821
Macnica Holdings Inc.	436,050	4,973,732
Maeda Kosen Co. Ltd.	128,300	1,485,044
Makino Milling Machine Co. Ltd.	72,800	2,732,987
Mandom Corp.	113,700	936,496
Mani Inc.	235,900	2,814,524
Maruha Nichiro Corp.	122,900	2,410,698
Marui Group Co. Ltd.	498,700	7,830,736
Maruichi Steel Tube Ltd.	180,400	3,887,654
Maruwa Co. Ltd./Aichi	29,700	8,193,262
Maruzen Showa Unyu Co. Ltd.	33,600	1,295,863
Matsuda Sangyo Co. Ltd.	62,700	1,301,127
Matsui Securities Co. Ltd.	358,900	1,933,587
Matsuyafoods Holdings Co. Ltd.	31,000	1,374,088
Max Co. Ltd.	80,500	1,856,731
Maxell Ltd.	130,800	1,596,739
Maxvalu Tokai Co. Ltd.	33,600	718,773
MCJ Co. Ltd.	204,100	1,912,396
Mebuki Financial Group Inc.	2,889,800	10,809,014
Medipal Holdings Corp.	590,300	9,352,546
Medley Inc.(c)	68,300	1,666,494
Megachips Corp.	43,400	1,547,738
Megmilk Snow Brand Co. Ltd.	169,300	2,929,663
Meidensha Corp.	107,800	2,829,106
Meiko Electronics Co. Ltd.	63,300	2,474,026
MEITEC Group Holdings Inc.	221,000	4,235,080
Menicon Co. Ltd.	191,000	2,101,619
Mercari Inc.(a)(c)	368,200	5,150,795
METAWATER Co. Ltd.	85,800	992,736
Micronics Japan Co. Ltd.	90,500	2,254,912
Mie Kotsu Group Holdings Inc.	211,600	699,817
Milbon Co. Ltd.	90,800	1,919,271
Mirai Corp.	5,795	1,519,017
Mirai Industry Co. Ltd.	30,100	704,609
Mirait One Corp.	248,600	3,535,922
MISUMI Group Inc.	908,800	14,791,218
Mitani Sekisan Co. Ltd.	33,600	1,379,461
Mitsubishi Estate Logistics REIT Investment Corp.	1,537	3,585,968
Mitsubishi Gas Chemical Co. Inc.	486,800	8,460,293
Mitsubishi Logisnext Co. Ltd.	104,000	773,394
Mitsubishi Logistics Corp.	816,400	5,473,009
Mitsubishi Materials Corp.	396,100	6,498,841
Mitsubishi Motors Corp.	2,119,400	6,296,813
Mitsubishi Pencil Co. Ltd.	103,700	1,672,735
Mitsubishi Research Institute Inc.	33,600	928,492
Mitsubishi Shokuhin Co. Ltd.	52,500	1,665,788
Mitsuboshi Belting Ltd.	72,200	1,853,414
Mitsui DM Sugar Holdings Co. Ltd.	37,300	795,174

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsui E&S Co. Ltd.	294,200	$2,128,308
Mitsui Fudosan Logistics Park Inc.	7,344	4,889,677
Mitsui High-Tec Inc.	307,500	1,636,359
Mitsui Mining & Smelting Co. Ltd.	171,700	5,455,198
Mitsui-Soko Holdings Co. Ltd.	61,800	2,870,131
Mitsuuroko Group Holdings Co. Ltd.	106,400	1,199,079
Miura Co. Ltd.	279,900	6,535,866
Mixi Inc.	113,600	2,094,111
Mizuho Leasing Co. Ltd.	440,800	2,884,817
Mizuno Corp.	54,000	2,866,203
Mochida Pharmaceutical Co. Ltd.	65,700	1,503,068
Modec Inc.	151,100	3,290,108
Monex Group Inc.	569,470	2,672,126
Money Forward Inc.(a)(c)	138,300	4,512,117
Monogatari Corp. (The)	97,400	2,290,659
Mori Hills REIT Investment Corp.	4,713	3,922,799
Mori Trust REIT Inc.	8,195	3,310,598
Morinaga & Co. Ltd./Japan	220,400	4,122,511
Morinaga Milk Industry Co. Ltd.	231,400	5,381,134
Morita Holdings Corp.	92,600	1,235,838
MOS Food Services Inc.	84,000	1,984,300
Musashi Seimitsu Industry Co. Ltd.	138,700	1,799,170
Musashino Bank Ltd. (The)	77,600	1,353,515
Nabtesco Corp.	346,600	5,618,287
Nachi-Fujikoshi Corp.	38,900	816,531
Nafco Co. Ltd.(a)	56,600	764,696
Nagaileben Co. Ltd.	75,700	1,135,791
Nagase & Co. Ltd.	272,500	5,655,042
Nagawa Co. Ltd.	33,700	1,498,239
Nagoya Railroad Co. Ltd.	591,100	6,551,342
Nakanishi Inc.	211,900	3,603,327
Namura Shipbuilding Co. Ltd.	144,900	1,493,414
Nankai Electric Railway Co. Ltd.	318,600	5,007,496
Nanto Bank Ltd. (The)	82,100	1,602,860
NEC Networks & System Integration Corp.	213,800	4,516,786
NET One Systems Co. Ltd.	244,400	5,933,744
Nextage Co. Ltd.	143,000	1,372,486
NGK Insulators Ltd.	743,100	9,154,311
NH Foods Ltd.	277,900	9,626,531
NHK Spring Co. Ltd.	619,300	7,580,137
Nichias Corp.	170,600	6,109,752
Nichicon Corp.	152,400	995,488
Nichiden Corp.	40,500	834,158
Nichiha Corp.	81,200	1,833,790
Nichirei Corp.	342,600	9,574,013
Nifco Inc./Japan	251,800	5,849,602
Nihon Kohden Corp.	503,800	7,509,799
Nihon M&A Center Holdings Inc.	985,500	4,266,079
Nihon Parkerizing Co. Ltd.	268,300	2,261,427
Nikkiso Co. Ltd.	162,900	1,094,890
Nikkon Holdings Co. Ltd.	330,900	4,236,325
Nikon Corp.	950,600	11,776,216
Nippn Corp., New	149,200	2,151,168
Nippon Accommodations Fund Inc.	1,604	6,423,278
Nippon Carbon Co. Ltd.	33,600	985,137
Nippon Ceramic Co. Ltd.	57,700	975,094
Nippon Densetsu Kogyo Co. Ltd.	108,600	1,326,698
Nippon Electric Glass Co. Ltd.	236,100	5,372,856
Nippon Express Holdings Inc.	238,000	11,733,860
Nippon Gas Co. Ltd.	329,100	4,497,917
Nippon Kanzai Holdings Co. Ltd.	50,800	889,009
Nippon Kayaku Co. Ltd.	422,300	3,340,518
Security	Shares	Value
Japan (continued)
Nippon Light Metal Holdings Co. Ltd.	169,890	$1,815,738
Nippon Paper Industries Co. Ltd.	311,200	1,816,762
Nippon Parking Development Co. Ltd.	653,700	964,589
Nippon REIT Investment Corp.	1,431	2,960,573
Nippon Road Co. Ltd. (The)	64,900	692,228
Nippon Seiki Co. Ltd.	140,300	1,096,992
Nippon Shinyaku Co. Ltd.	170,100	4,563,605
Nippon Shokubai Co. Ltd.	344,900	3,880,083
Nippon Signal Co. Ltd.	146,200	892,828
Nippon Soda Co. Ltd.	138,800	2,311,836
Nippon Television Holdings Inc.	170,100	2,612,886
Nipro Corp.	456,100	4,209,447
Nishimatsu Construction Co. Ltd.	99,400	3,334,414
Nishimatsuya Chain Co. Ltd.	120,500	1,779,077
Nishi-Nippon Financial Holdings Inc.	375,800	4,047,215
Nishi-Nippon Railroad Co. Ltd.	187,000	2,700,085
Nishio Holdings Co. Ltd.	61,700	1,501,955
Nissan Chemical Corp.	435,700	14,715,858
Nissan Shatai Co. Ltd.	222,000	1,496,431
Nissha Co. Ltd.	114,700	1,404,620
Nisshin Oillio Group Ltd. (The)	81,100	2,756,138
Nisshin Seifun Group Inc.	680,400	7,943,696
Nisshinbo Holdings Inc.	422,400	2,682,063
Nissui Corp.	893,500	5,427,491
Niterra Co. Ltd.	486,300	13,782,403
Nitta Corp.	52,000	1,257,623
Nittetsu Mining Co. Ltd.	33,600	956,410
Nitto Boseki Co. Ltd.	72,300	3,464,772
Nitto Kogyo Corp.	83,100	1,605,055
Noevir Holdings Co. Ltd.	42,100	1,416,472
NOF Corp.	653,100	10,610,579
Nohmi Bosai Ltd.	68,900	1,360,401
Nojima Corp.	198,800	2,788,138
NOK Corp.	270,300	3,875,463
Nomura Co. Ltd.	217,300	1,101,093
Nomura Micro Science Co. Ltd.	85,100	1,174,706
Nomura Real Estate Master Fund Inc.	13,206	12,466,650
Noritake Co. Ltd.	67,700	1,705,501
Noritsu Koki Co. Ltd.	57,200	1,479,207
Noritz Corp.	98,600	1,142,499
North Pacific Bank Ltd.	809,600	2,101,277
NS Solutions Corp.	204,300	5,169,384
NS United Kaiun Kaisha Ltd.	32,800	928,157
NSD Co. Ltd.	192,480	4,157,182
NSK Ltd.	1,206,500	5,501,289
NTN Corp.	1,404,200	2,313,545
NTT UD REIT Investment Corp.	4,494	3,222,208
Nxera Pharma Co. Ltd.(a)(c)	239,300	1,910,369
Obara Group Inc.	26,400	730,669
OBIC Business Consultants Co. Ltd.	98,700	4,363,135
Odakyu Electric Railway Co. Ltd.	1,000,400	10,496,089
Ogaki Kyoritsu Bank Ltd. (The)	106,800	1,273,918
Ohsho Food Service Corp.	107,300	2,107,725
Oiles Corp.	64,500	839,471
Oji Holdings Corp.	2,605,100	9,687,330
Okamoto Industries Inc.	33,900	1,175,236
Okamura Corp.	170,300	2,140,227
Okasan Securities Group Inc.	431,000	1,711,390
Oki Electric Industry Co. Ltd.	258,100	1,687,195
Okinawa Cellular Telephone Co.	70,400	2,002,763
Okinawa Electric Power Co. Inc. (The)	129,877	883,276
Okinawa Financial Group Inc.	65,700	966,935

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
OKUMA Corp.	142,000	$2,870,672
Okumura Corp.	95,200	2,673,205
One REIT Inc.	718	1,102,818
Onward Holdings Co. Ltd.	324,600	1,108,398
Open House Group Co. Ltd.	248,100	9,145,300
Open Up Group Inc.	176,031	2,319,953
Optex Group Co. Ltd.	95,200	1,012,564
Optorun Co. Ltd.	93,500	1,167,597
Organo Corp.	82,100	3,836,161
Orient Corp.	162,160	963,560
Orix JREIT Inc.	8,355	8,624,716
Osaka Organic Chemical Industry Ltd.	41,100	787,171
Osaka Soda Co. Ltd.	238,200	2,501,874
Osaka Steel Co. Ltd.	46,300	993,678
OSAKA Titanium Technologies Co. Ltd.(a)	102,100	1,431,440
OSG Corp.	245,100	2,892,919
Pacific Industrial Co. Ltd.	138,000	1,235,466
PAL GROUP Holdings Co. Ltd.	131,200	2,639,138
PALTAC Corp.	93,900	2,533,950
Paramount Bed Holdings Co. Ltd.	114,800	1,983,873
Park24 Co. Ltd.	410,100	5,097,064
Pasona Group Inc.	67,200	885,916
Penta-Ocean Construction Co. Ltd.	867,000	3,601,304
PeptiDream Inc.(c)	310,500	5,699,630
Persol Holdings Co. Ltd.	5,941,500	9,978,948
PHC Holdings Corp.(a)	101,800	663,203
Pigeon Corp.	366,700	3,977,279
PILLAR Corp./Japan	55,900	1,565,098
Pilot Corp.	100,100	3,111,404
Piolax Inc.	96,000	1,521,451
PKSHA Technology Inc.(a)(c)	53,400	1,228,228
Plus Alpha Consulting Co. Ltd.(a)	81,800	1,143,421
Pola Orbis Holdings Inc.	284,700	2,801,952
Pressance Corp.	72,400	896,256
Prestige International Inc.	286,500	1,280,740
Prima Meat Packers Ltd.	81,800	1,203,893
Raito Kogyo Co. Ltd.	125,200	1,826,679
Raiznext Corp.	87,400	894,956
Rakus Co. Ltd.	289,200	3,866,979
Rakuten Bank Ltd., NVS(a)(c)	305,400	6,191,835
Relo Group Inc.	311,000	3,783,120
Rengo Co. Ltd.	610,400	3,697,159
RENOVA Inc.(a)(c)	133,600	757,049
Resonac Holdings Corp.	559,200	13,300,781
Resorttrust Inc.	255,500	4,642,497
Restar Corp.	75,100	1,291,158
Retail Partners Co. Ltd.	79,200	676,757
Ricoh Leasing Co. Ltd.	40,100	1,290,382
Riken Keiki Co. Ltd.	98,200	2,782,186
Riken Vitamin Co. Ltd.	75,000	1,313,049
Rinnai Corp.	302,600	6,629,042
Riso Kagaku Corp.	61,800	1,424,309
Rohto Pharmaceutical Co. Ltd.	604,400	13,591,362
Roland Corp.	40,300	1,030,899
Rorze Corp.	338,000	4,926,188
Round One Corp.	587,700	3,719,549
Royal Holdings Co. Ltd.(a)	101,600	1,651,773
RS Technologies Co. Ltd.	44,900	1,153,392
Ryobi Ltd.	68,800	850,024
Ryohin Keikaku Co. Ltd.	805,700	13,185,188
Ryoyo Ryosan Holdings Inc.	78,792	1,317,871
S Foods Inc.	48,500	885,369
Security	Shares	Value
Japan (continued)
Saibu Gas Holdings Co. Ltd.	74,400	$871,443
Saizeriya Co. Ltd.	101,200	3,735,540
Sakai Moving Service Co. Ltd.	74,100	1,197,252
Sakata INX Corp.	138,900	1,396,359
Sakata Seed Corp.	92,300	2,140,314
Sakura Internet Inc.(a)	76,600	2,315,955
Samty Holdings Co Ltd./Japan	93,000	1,999,528
Samty Residential Investment Corp.	1,320	815,140
San-A Co. Ltd.	128,000	2,397,645
San-Ai Obbli Co. Ltd.	164,000	2,002,264
Sangetsu Corp.	142,200	2,603,422
San-In Godo Bank Ltd. (The)	445,700	3,577,269
Sanken Electric Co. Ltd.(a)(c)	73,800	2,901,170
Sanki Engineering Co. Ltd.	117,500	1,841,842
Sankyo Co. Ltd.	620,300	8,239,035
Sankyu Inc.	150,700	5,234,500
Sanrio Co. Ltd.	488,700	13,257,901
Sansan Inc.(c)	220,400	3,206,045
Santec Holdings Corp.	16,300	591,514
Santen Pharmaceutical Co. Ltd.	1,034,600	12,372,624
Sanwa Holdings Corp.	580,700	14,711,479
Sanyo Chemical Industries Ltd.	33,600	911,294
Sanyo Denki Co. Ltd.	32,200	1,869,458
Sanyo Special Steel Co. Ltd.	60,900	752,795
Sapporo Holdings Ltd.	201,100	9,652,702
Sato Holdings Corp.	81,300	1,133,621
Sawai Group Holdings Co. Ltd.	372,000	4,983,167
SBI Sumishin Net Bank Ltd., NVS	169,700	2,972,628
SBS Holdings Inc.	59,300	974,177
Sega Sammy Holdings Inc.	500,700	9,422,736
Seibu Holdings Inc.	720,700	16,092,230
Seiko Group Corp.	89,100	2,245,853
Seino Holdings Co. Ltd.	326,700	5,268,906
Seiren Co. Ltd.	133,000	2,237,957
Sekisui House REIT Inc.	13,203	6,277,933
Sekisui Jushi Corp.	86,500	1,282,953
Senko Group Holdings Co. Ltd.	372,000	3,497,288
Senshu Electric Co. Ltd.	35,300	1,173,812
Senshu Ikeda Holdings Inc.	698,100	1,547,830
Septeni Holdings Co. Ltd.	236,500	691,617
Seria Co. Ltd.	146,600	3,062,743
Seven Bank Ltd.	1,854,300	3,913,640
Sharp Corp./Japan(c)	830,900	5,058,306
Shibaura Machine Co. Ltd.	74,600	1,815,946
Shibaura Mechatronics Corp.	40,500	2,790,503
Shibuya Corp.	51,500	1,240,426
SHIFT Inc.(a)(c)	40,000	4,019,870
Shiga Bank Ltd. (The)	106,800	2,293,084
Shikoku Electric Power Co. Inc.	523,400	4,684,208
Shikoku Kasei Holdings Corp.	86,500	1,162,387
Shimamura Co. Ltd.	140,000	7,206,635
Shimizu Corp.	1,656,900	10,976,826
Shin Nippon Air Technologies Co. Ltd.	33,600	732,936
Shinagawa Refractories Co. Ltd.	89,900	1,046,652
Shin-Etsu Polymer Co. Ltd.	122,700	1,268,682
Shinko Electric Industries Co. Ltd.(a)(c)	216,200	7,731,613
Shinmaywa Industries Ltd.	169,600	1,503,996
Shinnihon Corp.	59,900	601,098
Ship Healthcare Holdings Inc.	255,700	3,888,248
Shizuoka Gas Co. Ltd.	135,600	909,540
SHO-BOND Holdings Co. Ltd.	126,000	4,432,495
Shochiku Co. Ltd.(a)	29,700	2,147,772

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shoei Co. Ltd.	159,200	$2,443,064
Shoei Foods Corp.(a)	33,600	971,283
Showa Sangyo Co. Ltd.	56,200	1,065,238
Siix Corp.	101,600	743,807
Simplex Holdings Inc.	121,600	1,972,008
Sinfonia Technology Co. Ltd.	59,800	2,019,330
Sinko Industries Ltd.	50,800	1,451,598
SKY Perfect JSAT Holdings Inc.	506,200	2,891,091
Skylark Holdings Co. Ltd.	724,700	11,224,338
SMS Co. Ltd.	218,800	2,452,851
Socionext Inc.	572,800	10,663,889
Sohgo Security Services Co. Ltd.	1,134,000	7,884,379
Sojitz Corp.	716,120	14,635,146
SOSiLA Logistics REIT Inc.	2,162	1,559,623
Sotetsu Holdings Inc.	251,400	3,944,266
Sparx Group Co. Ltd.	78,220	704,275
Square Enix Holdings Co. Ltd.	254,700	9,947,711
SRE Holdings Corp.(a)(c)	33,600	837,096
Stanley Electric Co. Ltd.	409,700	7,007,191
Star Asia Investment Corp.	7,922	2,646,553
Star Micronics Co. Ltd.	112,000	1,434,628
Starts Corp. Inc.	102,200	2,354,241
Strike Co. Ltd.	31,900	775,698
Sugi Holdings Co. Ltd.	331,100	5,652,939
Sumiseki Holdings Inc.(a)	65,100	400,243
Sumitomo Bakelite Co. Ltd.	206,700	5,397,887
Sumitomo Chemical Co. Ltd.	4,775,200	12,748,538
Sumitomo Densetsu Co. Ltd.	58,000	1,862,753
Sumitomo Forestry Co. Ltd.	493,200	18,999,959
Sumitomo Heavy Industries Ltd.	352,600	7,856,967
Sumitomo Mitsui Construction Co. Ltd.	328,080	833,891
Sumitomo Osaka Cement Co. Ltd.	97,300	2,397,598
Sumitomo Pharma Co. Ltd.(c)	580,100	1,989,964
Sumitomo Riko Co. Ltd.	113,900	1,159,756
Sumitomo Rubber Industries Ltd.	543,200	5,567,062
Sumitomo Warehouse Co. Ltd. (The)	153,200	2,680,636
Sun Corp.	42,800	2,239,876
Sun Frontier Fudousan Co. Ltd.	107,700	1,278,610
Sundrug Co. Ltd.	230,600	5,703,625
SUNWELS Co. Ltd.(a)	46,600	549,819
Suruga Bank Ltd.	436,400	3,108,163
Suzuken Co. Ltd.	198,300	6,483,210
SWCC Corp.	90,800	3,184,284
Systena Corp.	854,200	2,028,787
T Hasegawa Co. Ltd.	101,600	2,204,729
Tadano Ltd.	292,000	1,858,812
Taihei Dengyo Kaisha Ltd.	37,700	1,267,717
Taiheiyo Cement Corp.	357,300	7,783,883
Taikisha Ltd.	71,500	2,274,435
Taiyo Holdings Co. Ltd.	123,700	3,265,449
Taiyo Yuden Co. Ltd.	395,100	6,910,196
Takamatsu Construction Group Co. Ltd.	52,600	1,018,941
Takara Bio Inc.	155,900	1,038,907
Takara Holdings Inc.	452,900	3,559,963
Takara Leben Real Estate Investment Corp.	2,851	1,588,540
Takara Standard Co. Ltd.	132,800	1,442,278
Takasago International Corp.	36,500	1,238,094
Takasago Thermal Engineering Co. Ltd.	135,400	4,342,176
Takashimaya Co. Ltd.	893,200	7,071,966
Takeuchi Manufacturing Co. Ltd.	109,000	3,396,834
Takuma Co. Ltd.	207,000	2,159,836
Tama Home Co. Ltd.	44,700	1,127,099
Security	Shares	Value
Japan (continued)
Tamron Co. Ltd.	108,100	$3,042,070
TBS Holdings Inc.	108,000	2,657,747
TechMatrix Corp.	121,000	1,756,294
TechnoPro Holdings Inc.	340,400	6,075,586
Teijin Ltd.	560,800	5,021,553
T-Gaia Corp.	58,000	1,008,236
THK Co. Ltd.	373,200	6,161,323
TKC Corp.	87,000	2,256,099
TKP Corp.(a)(c)	65,900	528,293
Toa Corp./Tokyo	180,300	1,160,693
Toagosei Co. Ltd.	273,100	2,786,289
Tobu Railway Co. Ltd.	598,200	9,680,281
Tocalo Co. Ltd.	169,600	1,972,874
Toda Corp.	687,700	4,162,406
Toei Animation Co. Ltd.	200,400	4,551,509
Toei Co. Ltd.	105,100	3,366,120
Toenec Corp.	131,300	817,225
Toho Bank Ltd. (The)	533,900	915,917
Toho Gas Co. Ltd.	236,900	5,924,570
Toho Holdings Co. Ltd.	157,800	4,697,036
Toho Titanium Co. Ltd.(a)	101,600	671,792
Tohoku Electric Power Co. Inc.	1,445,400	14,177,765
Tokai Carbon Co. Ltd.	637,800	3,600,028
Tokai Corp./Gifu	40,500	576,933
TOKAI Holdings Corp.	314,900	1,931,605
Tokai Rika Co. Ltd.	162,200	2,293,260
Tokai Tokyo Financial Holdings Inc.	628,500	1,924,458
Token Corp.	19,700	1,381,537
Tokuyama Corp.	202,100	3,538,356
Tokyo Century Corp.	471,800	4,799,975
Tokyo Electron Device Ltd.	54,800	1,212,774
Tokyo Kiraboshi Financial Group Inc.	77,800	2,092,769
Tokyo Ohka Kogyo Co. Ltd.	305,700	7,035,607
Tokyo Seimitsu Co. Ltd.	128,300	6,903,729
Tokyo Steel Manufacturing Co. Ltd.	173,700	1,726,900
Tokyo Tatemono Co. Ltd.	598,500	9,773,380
Tokyotokeiba Co. Ltd.	46,700	1,272,422
Tokyu Construction Co. Ltd.	227,140	1,026,592
Tokyu Fudosan Holdings Corp.	1,834,100	11,445,525
Tokyu REIT Inc.	2,872	2,915,427
TOMONY Holdings Inc.	486,000	1,258,395
Tomy Co. Ltd.	264,600	6,985,116
Topcon Corp.	307,200	3,118,622
Topre Corp.	104,700	1,206,056
Toridoll Holdings Corp.(a)	157,800	4,056,302
Torii Pharmaceutical Co. Ltd.	34,000	919,769
Tosei Corp.	106,800	1,661,056
Toshiba TEC Corp.	100,100	2,276,427
Tosoh Corp.	823,200	10,228,752
Totech Corp.	68,200	1,168,434
Totetsu Kogyo Co. Ltd.	74,900	1,613,499
Towa Corp.(a)	208,200	2,665,743
Towa Pharmaceutical Co. Ltd.	87,500	1,793,182
Toyo Construction Co. Ltd.	154,300	1,320,181
Toyo Gosei Co. Ltd.	17,800	829,825
Toyo Seikan Group Holdings Ltd.	386,300	5,766,700
Toyo Suisan Kaisha Ltd.	283,000	16,624,491
Toyo Tanso Co. Ltd.	42,200	1,449,594
Toyo Tire Corp.	369,300	5,239,576
Toyobo Co. Ltd.	243,700	1,553,620
Toyoda Gosei Co. Ltd.	200,300	3,403,157
Toyota Boshoku Corp.	266,300	3,554,900

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Trancom Co. Ltd.	25,500	$1,721,576
Transcosmos Inc.	78,000	1,702,644
TRE Holdings Corp.	140,000	1,641,967
Tri Chemical Laboratories Inc.	85,200	1,695,135
Trial Holdings Inc.(a)	120,500	2,247,506
Trusco Nakayama Corp.	146,100	2,158,131
TS Tech Co. Ltd.	273,700	3,095,002
Tsubakimoto Chain Co.	246,700	3,106,214
Tsuburaya Fields Holdings Inc.	115,300	1,541,909
Tsugami Corp.	115,500	1,069,907
Tsumura & Co.	184,400	6,026,979
Tsuruha Holdings Inc.	118,000	6,600,413
Tsurumi Manufacturing Co. Ltd.	39,500	1,102,935
TV Asahi Holdings Corp.	68,900	896,778
UACJ Corp.	116,194	3,824,496
UBE Corp.	301,900	4,965,799
Ulvac Inc.	141,200	6,602,145
U-Next Holdings Co. Ltd.	68,200	2,175,552
Union Tool Co.	32,000	1,496,332
United Super Markets Holdings Inc.(a)	169,800	929,826
United Urban Investment Corp.	9,364	8,397,545
Universal Entertainment Corp.	77,900	663,574
Ushio Inc.	249,600	3,435,998
USS Co. Ltd.	1,305,600	10,934,101
UT Group Co. Ltd.	89,800	1,523,686
Valor Holdings Co. Ltd.	102,000	1,405,414
Visional Inc.(c)	76,100	4,072,041
VT Holdings Co. Ltd.	229,600	705,155
Wacoal Holdings Corp.	122,500	3,813,838
Wacom Co. Ltd.	422,200	1,946,274
Wakita & Co. Ltd.	100,200	1,032,798
WealthNavi Inc.(a)(c)	125,200	909,654
Welcia Holdings Co. Ltd.	303,900	3,793,848
West Holdings Corp.	69,730	1,037,624
WingArc1st Inc.	60,800	1,295,204
Workman Co. Ltd.	64,100	1,636,162
Yamabiko Corp.	101,600	1,650,585
Yamada Holdings Co. Ltd.	1,659,400	4,764,956
Yamaguchi Financial Group Inc.	558,100	5,464,809
Yamaha Corp.	1,208,700	9,760,564
Yamato Holdings Co. Ltd.	830,600	8,809,511
Yamato Kogyo Co. Ltd.	123,000	5,875,047
Yamazaki Baking Co. Ltd.	383,900	7,796,478
Yamazen Corp.	169,700	1,474,077
Yaoko Co. Ltd.	64,300	3,908,653
Yellow Hat Ltd.	124,900	2,035,722
Yodogawa Steel Works Ltd.	56,600	2,000,276
Yokogawa Bridge Holdings Corp.	100,800	1,839,447
Yokohama Rubber Co. Ltd. (The)	377,800	7,744,201
Yokorei Co. Ltd.	144,200	872,193
Yonex Co. Ltd.	192,400	2,407,524
Yoshinoya Holdings Co. Ltd.	207,400	4,223,767
Yuasa Trading Co. Ltd.	47,800	1,453,247
Yurtec Corp.	114,700	1,107,607
Zacros Corp.	33,600	947,677
Zenkoku Hosho Co. Ltd.	166,200	6,005,419
Zeon Corp.	475,800	4,429,957
ZERIA Pharmaceutical Co. Ltd.	86,100	1,314,580
ZIGExN Co. Ltd.	168,300	634,595
Zojirushi Corp.	116,500	1,218,839
Zuken Inc.	48,400	1,146,869
		3,058,350,768
Security	Shares	Value
Netherlands — 1.4%
Aalberts NV	316,795	$11,431,641
Alfen NV(a)(c)(d)	69,418	930,903
Allfunds Group PLC	1,099,000	6,722,147
AMG Critical Materials NV(a)	100,280	1,710,743
Arcadis NV	233,206	16,148,068
Basic-Fit NV(a)(c)(d)	157,281	3,894,480
Brunel International NV(a)	70,262	679,782
Corbion NV	169,258	4,243,807
Eurocommercial Properties NV	138,294	3,512,524
Flow Traders Ltd., NVS	108,404	2,480,962
Fugro NV	361,632	8,315,228
Just Eat Takeaway.com NV(c)(d)	598,161	6,835,728
Koninklijke BAM Groep NV	852,025	3,932,443
Koninklijke Heijmans N.V	85,991	2,314,084
Koninklijke Vopak NV	220,607	10,169,692
OCI NV	337,169	4,105,062
Pharming Group NV(a)(c)	2,196,330	1,837,434
Pharvaris NV(a)(c)	44,229	1,099,975
PostNL NV	999,692	1,199,419
SBM Offshore NV	460,508	8,429,477
Signify NV(d)	412,064	10,089,238
Sligro Food Group NV(a)	64,972	810,901
TKH Group NV	129,134	5,254,384
TomTom NV(a)(c)	207,186	1,131,693
Van Lanschot Kempen NV	94,371	4,313,514
Vastned Retail NV	35,971	964,492
Wereldhave NV	108,175	1,667,216
		124,225,037
New Zealand — 0.8%
Air New Zealand Ltd.	5,189,394	1,597,376
Contact Energy Ltd.	2,492,377	12,796,470
EBOS Group Ltd.	490,736	10,705,922
Fletcher Building Ltd.(c)	3,387,750	6,023,913
Goodman Property Trust	3,413,502	4,302,843
Infratil Ltd.	2,923,152	21,945,478
Kiwi Property Group Ltd.	5,277,898	2,948,172
Ryman Healthcare Ltd.(c)	1,952,603	5,800,343
		66,120,517
Norway — 2.2%
Aker ASA, Class A	71,445	3,735,665
Aker Carbon Capture ASA(a)(c)	1,121,795	626,431
Aker Solutions ASA	876,832	4,154,722
Atea ASA	253,465	3,244,293
Austevoll Seafood ASA	284,444	2,466,860
Avance Gas Holding Ltd.(a)(d)	70,020	659,410
Bakkafrost P/F	160,105	9,655,221
Belships ASA	77,899	125,772
BlueNord ASA(a)(c)	75,469	3,691,053
Borr Drilling Ltd.(a)	714,210	2,985,136
Borregaard ASA(a)	310,200	5,470,701
BW Energy Ltd.(a)(c)	130,199	272,056
BW Offshore Ltd.	342,047	926,620
Cadeler AS(a)(c)	675,840	4,540,334
Cool Co. Ltd.	75,312	750,368
Crayon Group Holding ASA(c)(d)	256,394	2,539,395
DNO ASA	1,372,716	1,345,288
DOF Group ASA(a)(c)	477,977	3,816,394
Elkem ASA(a)(c)(d)	953,591	1,555,192
Entra ASA(c)(d)	233,439	2,474,408
Europris ASA(d)	506,194	3,123,453
Flex LNG Ltd.	97,290	2,379,140

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Frontline PLC, NVS	463,504	$8,962,226
Golden Ocean Group Ltd.(a)(c)	418,015	4,521,780
Grieg Seafood ASA(a)	158,512	960,421
Hoegh Autoliners ASA	368,199	3,875,013
Kitron ASA	590,959	1,680,089
Leroy Seafood Group ASA	855,751	3,928,604
MPC Container Ships ASA	1,260,976	2,485,313
NEL ASA(a)(c)	5,459,349	2,112,030
Norconsult Norge A/S, NVS	343,098	1,207,059
Nordic Semiconductor ASA(c)	584,006	5,803,859
Norwegian Air Shuttle ASA(a)(c)	2,294,584	2,225,178
Nykode Therapeutics ASA(a)(c)	553,221	233,762
Odfjell Drilling Ltd.	292,363	1,346,811
Odfjell SE, Class A	57,814	661,170
Protector Forsikring ASA	169,686	4,416,514
Scatec ASA(c)(d)	389,196	2,835,748
Schibsted ASA, Class A	237,997	8,013,862
Schibsted ASA, Class B	286,121	8,973,236
SpareBank 1 Nord Norge(a)	269,435	2,885,841
SpareBank 1 Oestlandet	123,676	1,770,783
SpareBank 1 SMN	437,512	6,457,560
SpareBank 1 Sor-Norge ASA	663,876	8,796,915
Stolt-Nielsen Ltd.	74,268	2,113,224
Storebrand ASA	1,366,434	15,581,834
Subsea 7 SA	725,918	11,157,244
TGS ASA	627,749	5,695,645
TOMRA Systems ASA	704,096	10,122,657
Wallenius Wilhelmsen ASA	337,012	3,350,693
		192,712,983
Portugal — 0.3%
Altri SGPS SA	220,495	1,192,981
Banco Comercial Portugues SA, Class R	26,669,651	13,453,432
Corticeira Amorim SGPS SA	91,389	833,042
CTT-Correios de Portugal SA	266,462	1,239,740
Mota-Engil SGPS SA	288,437	804,210
Navigator Co. SA (The)	705,689	2,722,042
NOS SGPS SA	576,250	2,206,392
REN - Redes Energeticas Nacionais SGPS SA	1,275,807	3,184,907
Semapa-Sociedade de Investimento e Gestao	64,545	1,039,751
Sonae SGPS SA	2,549,604	2,520,958
		29,197,455
Singapore — 2.5%
AEM Holdings Ltd.(a)(c)	823,018	802,408
AIMS APAC REIT	1,838,875	1,761,791
Bitdeer Technologies Group, Class A, NVS(a)(c)	118,948	926,605
BW LPG Ltd.(d)	265,931	3,429,760
CapitaLand Ascott Trust	8,383,096	5,720,046
CapitaLand China Trust(a)	3,763,234	2,146,420
Capitaland India Trust	3,280,942	2,702,485
CDL Hospitality Trusts(a)	3,039,600	2,060,531
City Developments Ltd.	1,635,700	6,410,637
ComfortDelGro Corp. Ltd.	6,900,700	7,653,767
Cromwell European Real Estate Investment Trust	978,160	1,714,961
Digital Core REIT Management Pte. Ltd.(a)	3,087,100	1,917,571
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-LOGOS REIT	21,969,173	4,658,363
Far East Hospitality Trust	3,046,900	1,424,779
First Resources Ltd.(a)	1,766,100	1,944,887
Frasers Centrepoint Trust	4,032,241	6,803,629
Frasers Hospitality Trust(a)	2,594,600	844,724
Frasers Logistics & Commercial Trust	8,841,936	7,125,536
Security	Shares	Value
Singapore (continued)
Golden Agri-Resources Ltd.(a)	20,515,900	$4,505,574
Hafnia Ltd.	920,071	5,415,524
Hong Fok Corp. Ltd.	1,141,600	725,744
Hutchison Port Holdings Trust, Class U	15,079,800	2,367,529
iFAST Corp. Ltd.(a)	440,400	2,491,640
Keppel DC REIT	4,363,600	7,516,155
Keppel Infrastructure Trust	12,808,890	4,236,789
Keppel REIT	7,464,100	5,065,284
Lendlease Global Commercial REIT(a)	5,794,429	2,508,384
Mapletree Industrial Trust	6,812,293	12,301,067
Mapletree Logistics Trust(a)	11,077,400	11,048,685
Mapletree Pan Asia Commercial Trust(a)	7,409,400	7,277,086
NetLink NBN Trust	9,187,500	6,227,045
Olam Group Ltd.(a)	3,059,900	2,479,434
Paragon REIT	3,700,936	2,452,343
Parkway Life REIT(a)	1,263,600	3,603,929
Raffles Medical Group Ltd.(a)	2,652,100	1,767,397
Riverstone Holdings Ltd./Singapore(a)	1,757,500	1,203,265
Sasseur Real Estate Investment Trust	2,045,800	1,064,174
SATS Ltd.	2,875,379	8,530,632
Seatrium Ltd.(c)	7,053,800	10,054,563
Sheng Siong Group Ltd.(a)	1,862,200	2,242,255
SIA Engineering Co. Ltd.	951,600	1,739,582
Singapore Post Ltd.(a)	4,287,400	1,760,100
Starhill Global REIT	4,498,200	1,733,413
StarHub Ltd.	1,848,900	1,667,517
Suntec REIT(a)	6,015,600	5,399,439
Super Hi International Holding Ltd.(a)(c)	654,000	1,078,581
UMS Integration Ltd.(a)	1,812,500	1,389,663
UOL Group Ltd.	1,511,000	6,105,492
Venture Corp. Ltd.	898,200	9,008,777
Yangzijiang Financial Holding Ltd.	7,359,300	2,229,247
Yangzijiang Shipbuilding Holdings Ltd.	8,234,400	15,997,752
Yanlord Land Group Ltd.(a)(c)	2,194,400	1,156,574
		214,399,551
Spain — 1.8%
Acerinox SA	592,793	5,431,820
Aedas Homes SA(d)	27,625	787,286
Almirall SA	235,508	2,300,050
Atresmedia Corp. de Medios de Comunicacion SA	266,738	1,264,776
Audax Renovables SA	696,828	1,327,997
Bankinter SA	2,151,897	17,556,054
CIE Automotive SA	137,806	3,697,838
Construcciones y Auxiliar de Ferrocarriles SA	54,358	2,146,343
Distribuidora Internacional de Alimentacion SA(c)	65,957,017	896,809
eDreams ODIGEO SA(c)	294,843	2,081,443
Enagas SA	737,055	10,455,350
Ence Energia y Celulosa SA	443,389	1,386,856
Faes Farma SA	1,036,064	3,989,504
Fluidra SA	304,089	8,219,148
Gestamp Automocion SA(d)	549,963	1,615,124
Global Dominion Access SA(d)	288,524	819,127
Grenergy Renovables SA(c)	47,210	1,674,097
Indra Sistemas SA	279,383	4,925,376
Inmobiliaria Colonial SOCIMI SA	901,728	5,465,360
Laboratorios Farmaceuticos Rovi SA	67,888	5,767,088
Lar Espana Real Estate SOCIMI SA	172,564	1,542,947
Let's Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,757,623	2,217,751
Logista Integral SA	187,536	5,745,647
Mapfre SA	2,957,314	8,453,807

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Melia Hotels International SA	341,157	$2,539,295
Merlin Properties SOCIMI SA	1,251,725	13,967,114
Neinor Homes SA(d)	80,671	1,323,268
Pharma Mar SA	43,117	3,321,176
Prosegur Cash SA(d)	1,260,096	737,420
Prosegur Cia. de Seguridad SA	373,030	765,270
Sacyr SA	1,588,945	5,291,224
Solaria Energia y Medio Ambiente SA(a)(c)	259,316	2,719,975
Talgo SA(a)(c)(d)	227,482	866,052
Tecnicas Reunidas SA(c)	148,152	1,791,909
Unicaja Banco SA(d)	3,331,350	4,187,842
Vidrala SA	66,534	7,194,337
Viscofan SA	126,553	8,463,418
		152,935,899
Sweden — 5.3%
AAK AB	582,671	16,726,566
AcadeMedia AB(d)	264,348	1,630,070
AddLife AB, Class B	375,723	4,774,662
Addnode Group AB, Class B	395,798	3,970,968
AFRY AB	291,551	4,386,797
Alimak Group AB(d)	211,604	2,426,945
Alleima AB, NVS	606,509	3,706,207
Alligo AB, Class B	51,631	610,585
Ambea AB(d)	296,460	2,540,556
AQ Group AB	165,994	2,101,095
Arjo AB, Class B	710,506	2,343,458
Atrium Ljungberg AB, Class B	171,577	3,441,936
Attendo AB(d)	346,224	1,540,283
Avanza Bank Holding AB	402,252	8,378,880
Axfood AB	351,337	7,844,824
Betsson AB, Class B	367,807	4,892,333
Better Collective A/S(a)(c)	120,291	1,578,357
Bilia AB, Class A	200,386	2,362,545
Billerud Aktiebolag	715,855	6,356,151
BioArctic AB, Class B(a)(c)(d)	116,498	1,612,043
BioGaia AB, Class B	263,022	2,604,410
Biotage AB	215,973	3,241,252
BoneSupport Holding AB(c)(d)	175,796	5,535,265
Boozt AB(c)(d)	183,301	2,049,473
Bravida Holding AB(d)	651,668	4,837,840
Bufab AB	86,285	3,091,976
Bure Equity AB	178,280	6,385,278
Camurus AB(c)	112,255	6,312,569
Castellum AB(c)	1,262,720	15,812,685
Catena AB	121,335	5,561,796
Cibus Nordic Real Estate AB publ	183,469	2,962,706
Clas Ohlson AB, Class B	124,624	2,064,101
Cloetta AB, Class B	540,664	1,357,933
Coor Service Management Holding AB(d)	301,949	1,061,737
Corem Property Group AB, Class B	1,946,213	1,314,359
Creades AB, Class A	162,665	1,091,174
Dios Fastigheter AB	339,130	2,529,475
Dometic Group AB(d)	967,285	5,252,758
Electrolux AB, Class B(c)	702,458	5,895,488
Electrolux Professional AB, Class B	754,580	5,201,991
Elekta AB, Class B	1,186,244	7,146,034
Embracer Group AB, Class B(a)(c)	2,471,371	7,146,061
Engcon AB	122,262	1,416,027
Fabege AB	735,934	5,868,950
FastPartner AB, Class A	180,873	1,205,740
Fortnox AB	1,566,825	9,565,876
Granges AB	317,478	3,751,022
Security	Shares	Value
Sweden (continued)
Hemnet Group AB	278,440	$8,739,021
Hexatronic Group AB(a)(c)	519,234	2,126,736
Hexpol AB	846,243	8,046,963
HMS Networks AB	103,736	3,859,765
Hufvudstaden AB, Class A	352,244	4,163,178
Instalco AB	781,495	2,381,664
Investment AB Oresund	123,406	1,312,952
INVISIO AB	119,298	3,016,573
Inwido AB	185,888	3,374,215
JM AB(a)	193,789	3,284,230
Kinnevik AB, Class B	771,620	5,491,390
Lindab International AB	238,252	4,994,886
Loomis AB, Class B	229,073	7,176,659
Medicover AB, Class B	206,613	3,563,689
MEKO AB	113,477	1,527,291
Millicom International Cellular SA, SDR(c)	327,336	9,081,615
MIPS AB	84,472	4,143,190
Modern Times Group MTG AB, Class B(c)	271,322	1,935,368
Munters Group AB(d)	414,280	6,711,156
Mycronic AB	249,202	9,708,255
NCAB Group AB(a)	570,884	3,504,213
NCC AB, Class B	286,438	4,263,546
New Wave Group AB, Class B	283,220	3,010,373
Nolato AB, Class B	619,252	3,253,143
Nordnet AB publ	443,021	9,218,275
Norion Bank AB(c)	190,719	743,710
NP3 Fastigheter AB	87,180	2,029,240
Nyfosa AB	533,775	5,399,803
Pandox AB, Class B	293,447	5,100,768
Paradox Interactive AB	114,822	2,166,138
Peab AB, Class B	542,391	4,134,378
Platzer Fastigheter Holding AB, Class B	182,697	1,545,941
Ratos AB, Class B	650,453	2,078,894
Rusta AB	195,056	1,309,823
Rvrc Holding AB	223,657	974,221
Samhallsbyggnadsbolaget i Norden AB(a)	3,418,986	1,817,404
Scandic Hotels Group AB(c)(d)	417,534	2,697,964
Sdiptech AB, Class B(c)	91,378	2,063,398
Sectra AB, Class B	432,632	11,491,321
Sinch AB(c)(d)	2,152,451	6,427,819
SkiStar AB	130,285	2,006,384
SSAB AB, Class A	703,470	3,384,701
SSAB AB, Class B	2,041,937	9,632,185
Stillfront Group AB(c)	1,461,585	1,016,681
Storskogen Group AB, Class B	4,451,200	3,695,064
Surgical Science Sweden AB(a)(c)	123,372	1,454,357
Svolder AB, Class B	276,390	1,562,257
Sweco AB, Class B	634,805	10,730,861
SwedenCare AB	190,023	826,827
Synsam AB	308,116	1,392,437
Thule Group AB(d)	334,441	11,194,514
Troax Group AB	122,606	2,491,521
Truecaller AB, Class B	746,327	3,339,950
VBG Group AB, Class B	54,986	1,593,545
Vimian Group AB(a)(c)	556,208	2,334,598
Vitec Software Group AB, Class B	98,267	4,294,232
Vitrolife AB	236,529	5,262,105
Wallenstam AB, Class B	1,130,155	5,345,298
Wihlborgs Fastigheter AB	880,687	9,257,654
Xvivo Perfusion AB(c)	81,573	3,448,548
Yubico AB(c)	137,054	3,325,059
		458,947,183

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland — 4.2%
Accelleron Industries AG, NVS	301,916	$16,187,945
Allreal Holding AG, Registered	48,314	8,596,476
ALSO Holding AG, Registered	18,171	4,832,904
Arbonia AG(c)	165,295	2,331,415
Aryzta AG(c)	3,169,610	5,605,348
Autoneum Holding AG	9,931	1,329,423
Basilea Pharmaceutica Ag Allschwil, Registered(c)	40,000	1,985,333
Belimo Holding AG, Registered	31,513	20,875,231
Bossard Holding AG, Class A, Registered	18,021	4,329,908
Bucher Industries AG, Registered	21,424	8,344,203
Burckhardt Compression Holding AG	9,665	7,105,522
Burkhalter Holding AG	23,869	2,451,717
Bystronic AG, Registered(a)	4,203	1,604,874
Cembra Money Bank AG	95,999	8,645,029
Comet Holding AG, Registered	23,495	7,794,750
COSMO Pharmaceuticals NV	24,197	1,873,011
Daetwyler Holding AG, Bearer	24,437	4,114,573
DKSH Holding AG	113,904	8,138,355
DocMorris AG(a)(c)	39,907	1,568,808
dormakaba Holding AG	9,407	7,173,136
Dottikon Es Holding AG(c)	10,276	2,826,183
EFG International AG	301,531	4,120,570
Emmi AG, Registered	6,910	6,567,617
Flughafen Zurich AG, Registered	63,839	15,049,573
Forbo Holding AG, Registered	3,143	3,089,948
Galenica AG(d)	160,250	13,946,929
Georg Fischer AG	250,578	18,181,883
Huber + Suhner AG, Registered	45,929	4,347,008
Implenia AG, Registered	40,891	1,445,334
Inficon Holding AG, Registered	5,446	6,525,139
Interroll Holding AG, Registered	2,186	5,748,698
Intershop Holding AG	17,956	2,525,710
Kardex Holding AG, Registered	19,765	6,029,503
Komax Holding AG, Registered(a)	12,290	1,562,473
Landis+Gyr Group AG	78,199	6,299,306
LEM Holding SA, Registered	1,485	1,981,032
Leonteq AG	28,091	821,374
Medacta Group SA(d)	22,404	2,978,379
Medmix AG(d)	74,533	856,195
Meier Tobler Group AG	17,055	565,184
Metall Zug AG, Class B, Registered	588	821,135
Mobilezone Holding AG, Registered	125,456	2,001,535
Mobimo Holding AG, Registered	22,891	7,090,895
Montana Aerospace AG(c)(d)	84,709	1,496,173
OC Oerlikon Corp. AG Pfaffikon, Registered	601,899	2,756,005
Orior AG	18,010	895,161
PolyPeptide Group AG(a)(c)(d)	47,875	1,597,216
PSP Swiss Property AG, Registered	148,154	21,039,328
Rieter Holding AG, Registered	7,671	812,118
Schweiter Technologies AG, NVS	3,033	1,385,186
Sensirion Holding AG(a)(c)(d)	29,569	2,157,197
SFS Group AG	56,153	8,034,862
Siegfried Holding AG, Registered	12,874	16,816,580
SKAN Group AG	37,999	3,397,050
Softwareone Holding AG	381,780	3,448,421
Stadler Rail AG	175,347	5,009,934
Sulzer AG, Registered	59,793	9,217,915
Swissquote Group Holding SA, Registered	34,335	11,679,733
Tecan Group AG, Registered	41,283	10,431,068
TX Group AG	9,667	1,659,023
u-blox Holding AG	23,890	1,828,306
Valiant Holding AG, Registered	51,612	6,015,176
Security	Shares	Value
Switzerland (continued)
Vetropack Holding AG, Class A, Registered	39,783	$1,317,577
Vontobel Holding AG, Registered	90,505	5,892,032
Ypsomed Holding AG, Registered	13,094	5,807,709
Zehnder Group AG, Registered	25,372	1,416,898
		364,380,232
United Kingdom — 14.8%
4imprint Group PLC	88,896	5,855,636
AB Dynamics PLC	55,316	1,248,227
abrdn PLC	5,870,100	10,000,653
Advanced Medical Solutions Group PLC	681,404	1,990,113
AG Barr PLC	299,393	2,405,107
Airtel Africa PLC(d)	2,958,154	3,887,314
AJ Bell PLC	1,043,581	5,981,398
Alfa Financial Software Holdings PLC(d)	389,737	1,072,937
Alpha Group International PLC	116,220	3,192,017
Alphawave IP Group PLC(a)(c)	1,036,660	1,487,725
AO World PLC(a)(c)	1,362,593	1,908,098
Ashmore Group PLC	1,485,237	4,062,119
Ashtead Technology Holdings PLC	253,049	1,801,144
ASOS PLC(a)(c)	157,152	724,235
Assura PLC	9,651,759	5,031,678
Aston Martin Lagonda Global Holdings PLC(a)(c)(d)	780,974	1,152,059
Atalaya Mining PLC	336,018	1,598,798
Auction Technology Group PLC(a)(c)	327,226	1,900,848
B&M European Value Retail SA	3,210,061	16,059,912
Babcock International Group PLC	806,422	4,908,052
Balanced Commercial Property Trust Ltd.	2,279,559	2,807,107
Balfour Beatty PLC	1,654,442	9,489,014
Bank of Georgia Group PLC	106,875	5,732,898
Beazley PLC	2,076,084	20,238,224
Bellway PLC	377,989	13,822,613
Big Yellow Group PLC	593,436	9,243,694
Bodycote PLC	591,742	4,203,166
boohoo Group PLC(a)(c)	2,186,335	835,039
Breedon Group PLC	844,120	4,789,185
Bridgepoint Group PLC(d)	776,819	3,121,203
British Land Co. PLC (The)	2,955,904	15,210,947
Britvic PLC	752,695	12,419,996
Burberry Group PLC	1,182,613	12,021,123
Burford Capital Ltd.	631,348	8,547,968
Bytes Technology Group PLC	728,288	4,241,188
C&C Group PLC	1,220,441	2,319,632
Care Reit PLC, Class B	1,023,472	1,144,875
Carnival PLC(c)	438,484	8,756,604
Centamin PLC	3,713,080	7,603,080
Central Asia Metals PLC	572,221	1,298,617
Cerillion PLC	58,342	1,406,785
Chemring Group PLC	876,342	4,042,243
Clarkson PLC	87,515	3,981,520
Close Brothers Group PLC(c)	487,174	1,432,266
CLS Holdings PLC	555,871	664,444
CMC Markets PLC(d)	358,411	1,416,500
Coats Group PLC	5,064,660	6,215,272
Computacenter PLC	270,365	7,607,397
ConvaTec Group PLC(d)	5,235,788	14,442,564
Craneware PLC	92,593	2,364,003
Cranswick PLC	171,019	11,180,393
Crest Nicholson Holdings PLC	737,403	1,608,481
Currys PLC(c)	2,907,053	3,092,514
Custodian Property Income REIT PLC	1,262,506	1,272,012
CVS Group PLC	226,100	2,774,286
Deliveroo PLC(c)(d)	3,588,083	6,375,532

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Derwent London PLC	303,620	$8,573,916
Diploma PLC	428,550	23,558,986
Direct Line Insurance Group PLC	4,173,377	8,824,684
DiscoverIE Group PLC	303,620	2,592,972
Diversified Energy Co. PLC	151,138	1,824,704
Domino's Pizza Group PLC	1,147,890	4,458,205
Dowlais Group PLC	4,437,296	2,808,741
Dr. Martens PLC	1,818,343	1,282,531
Drax Group PLC	1,239,060	9,980,707
DS Smith PLC	4,432,030	31,160,070
Dunelm Group PLC	387,407	5,551,380
easyJet PLC	972,532	6,408,670
Elementis PLC	1,871,526	3,219,263
Empiric Student Property PLC	2,103,796	2,563,541
Energean PLC	490,783	6,366,375
Essentra PLC	892,148	1,711,110
Evoke PLC(c)	1,149,546	913,827
FD Technologies PLC(a)(c)	75,071	1,690,134
FDM Group Holdings PLC	281,194	1,283,554
Fevertree Drinks PLC	339,082	3,248,615
Finablr PLC(b)(c)(d)	1,080,679	14
Firstgroup PLC	1,939,342	3,333,414
Forterra PLC(d)	632,370	1,568,849
Frasers Group PLC(c)	353,789	3,498,833
Future PLC	345,161	3,908,066
Games Workshop Group PLC	104,802	16,200,110
Gamma Communications PLC	291,771	5,974,442
GB Group PLC	807,768	3,543,445
Genuit Group PLC	797,977	4,825,785
Genus PLC	208,950	5,647,793
Grafton Group PLC	571,013	7,374,712
Grainger PLC	2,228,588	6,548,231
Great Portland Estates PLC	1,144,042	4,624,708
Greatland Gold PLC(c)	27,612,825	2,278,744
Greencore Group PLC(c)	1,433,189	3,843,895
Greggs PLC	324,218	11,494,918
Halfords Group PLC	699,584	1,511,885
Hammerson PLC, NVS	1,405,656	5,209,194
Harbour Energy PLC	1,724,684	6,136,567
Hays PLC	5,042,667	5,028,043
Helios Towers PLC(c)	2,355,027	3,231,040
Hill & Smith PLC	257,534	6,735,792
Hilton Food Group PLC	242,910	2,818,984
Hiscox Ltd.	1,091,300	15,225,662
Hochschild Mining PLC(c)	1,072,270	3,173,157
Hollywood Bowl Group PLC	529,026	2,227,229
Home REIT PLC(b)(c)	3,524,118	1,037,436
Howden Joinery Group PLC	1,756,776	19,113,908
Hunting PLC	460,334	1,778,470
Ibstock PLC(d)	1,241,625	3,210,034
IG Group Holdings PLC	1,176,444	13,612,204
IMI PLC	843,577	17,967,580
Impax Asset Management Group PLC	299,987	1,357,733
Inchcape PLC	1,179,157	10,906,243
Indivior PLC, NVS(c)	367,354	3,258,419
IntegraFin Holdings PLC	930,489	4,393,781
Intermediate Capital Group PLC	924,313	24,553,830
International Distributions Services PLC	2,006,965	8,726,340
International Workplace Group PLC	2,422,501	5,006,725
Investec PLC	2,043,553	15,678,613
IP Group PLC(c)	3,259,596	1,927,116
ITM Power PLC(a)(c)	1,488,203	805,965
Security	Shares	Value
United Kingdom (continued)
ITV PLC	11,392,442	$10,849,133
J D Wetherspoon PLC	279,665	2,214,171
JET2 PLC	579,805	10,775,952
John Wood Group PLC(c)	2,074,974	3,384,605
Johnson Matthey PLC	581,534	11,190,311
Johnson Service Group PLC	1,337,643	2,576,888
JTC PLC(d)	502,327	6,658,623
Judges Scientific PLC(a)	19,076	2,351,527
Jupiter Fund Management PLC	1,456,185	1,511,531
Just Group PLC	3,284,108	5,674,492
Kainos Group PLC	280,501	2,701,841
Keller Group PLC	221,044	4,633,018
Kier Group PLC	1,406,047	2,601,438
Lancashire Holdings Ltd.	766,075	6,233,119
Learning Technologies Group PLC	1,875,188	2,176,166
Liontrust Asset Management PLC	198,220	1,239,635
LondonMetric Property PLC	6,515,679	16,287,215
Man Group PLC/Jersey	3,828,638	9,798,231
Marks & Spencer Group PLC	6,539,240	31,727,706
Marshalls PLC	733,767	3,216,932
Me Group International PLC	618,885	1,695,796
Mitchells & Butlers PLC(c)	848,482	2,743,507
Mitie Group PLC	3,970,678	5,956,555
Mobico Group PLC(c)	1,600,117	1,430,879
Molten Ventures PLC(a)(c)	497,180	2,179,703
MONY Group PLC	1,614,116	3,909,145
Moonpig Group PLC(a)(c)	1,035,489	3,338,030
Morgan Advanced Materials PLC	920,632	2,855,666
Morgan Sindall Group PLC	138,839	6,707,724
NCC Group PLC	981,265	1,953,612
Next 15 Group PLC	273,161	1,417,716
Ninety One PLC	1,057,922	2,264,785
Ocado Group PLC(c)	1,725,054	7,769,954
OSB Group PLC	1,237,567	5,601,944
Oxford Instruments PLC	185,344	5,181,196
Oxford Nanopore Technologies PLC(c)	1,801,066	3,123,609
Pagegroup PLC	992,612	4,574,449
Pan African Resources PLC	6,086,542	2,841,083
Paragon Banking Group PLC	672,173	5,945,795
Penno Group PLC	921,324	6,468,670
Pets at Home Group PLC	1,396,969	5,335,518
Picton Property Income Ltd.	1,680,403	1,502,905
Playtech PLC(c)	782,761	7,327,749
Plus500 Ltd.	240,920	7,275,528
Polar Capital Holdings PLC	261,284	1,610,443
Premier Foods PLC	2,089,946	5,077,159
Primary Health Properties PLC	4,348,705	5,361,078
PRS REIT PLC (The)	1,726,181	2,354,923
PZ Cussons PLC	774,017	808,426
QinetiQ Group PLC	1,625,166	9,593,346
Quilter PLC(d)	4,429,421	8,190,320
Rank Group PLC	587,368	666,496
Rathbones Group PLC	139,323	2,989,378
Renew Holdings PLC	260,319	3,672,214
Renewi PLC	229,067	1,794,510
Renishaw PLC	115,259	4,681,555
RHI Magnesita NV	52,634	2,179,430
Rightmove PLC	2,533,867	19,294,285
Rotork PLC	2,723,821	10,570,086
RS Group PLC	1,514,864	13,581,227
RWS Holdings PLC	931,097	1,762,486
Safestore Holdings PLC	699,516	7,295,418

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Savills PLC	450,930	$6,244,795
Serco Group PLC	3,383,139	7,644,235
Serica Energy PLC	874,292	1,610,401
Shaftesbury Capital PLC	4,986,813	8,751,518
SIG PLC(c)	2,149,670	637,536
Sirius Real Estate Ltd.	4,740,620	5,458,727
Softcat PLC	412,390	9,013,274
Spectris PLC	321,430	10,465,434
Spire Healthcare Group PLC(d)	884,507	2,463,541
Spirent Communications PLC(c)	1,848,301	4,003,932
SSP Group PLC	2,528,632	5,252,281
St. James's Place PLC	1,752,697	18,386,850
SThree PLC	418,038	1,905,504
Supermarket Income REIT PLC	3,996,918	3,656,255
Target Healthcare REIT PLC	1,986,369	2,323,122
Tate & Lyle PLC	1,261,324	12,198,114
TBC Bank Group PLC	132,451	4,696,699
Team17 Group PLC(c)	371,810	1,078,719
Telecom Plus PLC	225,789	4,891,216
THG PLC(a)(c)	2,397,628	1,446,289
TI Fluid Systems PLC(d)	1,205,368	2,645,355
TP ICAP Group PLC	2,453,565	7,102,622
Trainline PLC(c)(d)	1,449,239	7,200,779
Travis Perkins PLC	679,759	7,082,247
Tritax Big Box REIT PLC	7,131,274	12,974,747
Trustpilot Group PLC(c)(d)	1,196,341	3,825,705
Tullow Oil PLC(a)(c)	3,792,476	1,160,936
UNITE Group PLC (The)	1,252,530	14,168,691
Urban Logistics REIT PLC	1,520,475	2,309,560
Vesuvius PLC	672,180	3,090,395
Victrex PLC	269,354	2,959,155
Vistry Group PLC(c)	1,012,205	11,895,202
Volex PLC	422,879	1,783,353
Volution Group PLC	624,252	4,658,027
Warehouse REIT PLC	1,328,167	1,478,354
Watches of Switzerland Group PLC(c)(d)	767,564	4,035,146
Weir Group PLC (The)	831,858	22,401,988
WH Smith PLC	418,327	7,120,239
Wickes Group PLC	782,836	1,615,086
Workspace Group PLC	462,702	3,299,372
XPS Pensions Group PLC	547,594	2,527,822
Yellow Cake PLC(c)(d)	678,260	4,734,977
YouGov PLC	337,470	2,010,244
Young & Co's Brewery PLC, Series A, Class A	93,588	1,061,959
Zigup PLC	708,220	3,229,360
		1,278,496,944
Total Common Stocks — 98.8% (Cost: $9,304,290,388)		8,529,954,958
Preferred Stocks
Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	27,408	1,331,153
Einhell Germany AG, 0.00%	14,833	1,069,724
FUCHS SE, Preference Shares, NVS	224,191	10,463,432
Jungheinrich AG, Preference Shares, NVS	153,179	4,192,884
Sixt SE, Preference Shares, NVS	54,566	3,412,039
STO SE & Co. KGaA, Preference Shares, NVS	8,821	1,170,107
		21,639,339
Security	Shares	Value
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	129,014	$2,607,947
Japan — 0.0%
Ito En Ltd., 0.00%	79,400	954,625
Total Preferred Stocks — 0.3% (Cost: $25,816,608)		25,201,911
Rights
Italy — 0.0%
CIR SpA - Compagnie Industriali Riunite, (Expires 11/22/24)	3,540,117	23
Reply SpA, (Expires 12/12/24, Strike Price EUR 130.96)	71,226	4
Sesa SpA, (Expires 12/12/24, Strike Price EUR 110.20)(a)	24,952	—
		27
Singapore — 0.0%
ESR-LOGOS REIT, (Expires 11/08/24, Strike Price SGD 0.31)	893,374	7
Total Rights — 0.0% (Cost: $—)		34
Warrants
Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)(c)	96,743	1
Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	3,096,556	34
Total Warrants — 0.0% (Cost: $—)		35
Total Long-Term Investments — 99.1% (Cost: $9,330,106,996)		8,555,156,938
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	327,471,167	327,700,397
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	2,910,000	2,910,000
Total Short-Term Securities — 3.8% (Cost: $330,396,471)		330,610,397
Total Investments — 102.9% (Cost: $9,660,503,467)		8,885,767,335
Liabilities in Excess of Other Assets — (2.9)%		(250,149,457)
Net Assets — 100.0%		$8,635,617,878

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$330,445,904	$—	$(2,846,325)(a)	$12,572	$88,246	$327,700,397	327,471,167	$1,619,989 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,530,000	—	(1,620,000)(a)	—	—	2,910,000	2,910,000	36,829	—
				$12,572	$88,246	$330,610,397		$1,656,818	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	170	12/12/24	$29,624	$(513,139)
Euro STOXX 50 Index	382	12/20/24	20,101	(842,038)
FTSE 100 Index	228	12/20/24	23,922	(558,208)
				$(1,913,385)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,001,541,153	$7,525,978,787	$2,435,018	$8,529,954,958
Preferred Stocks	2,400,877	22,801,034	—	25,201,911
Rights	—	34	—	34
Warrants	—	1	34	35
Short-Term Securities
Money Market Funds	330,610,397	—	—	330,610,397
	$1,334,552,427	$7,548,779,856	$2,435,052	$8,885,767,335
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,913,385)	$—	$(1,913,385)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
SGD	Singapore Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt